Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Trading Symbol	NCLH
Entity Registrant Name	NORWEGIAN CRUISE LINE HOLDINGS LTD.
Entity Central Index Key	0001513761
Entity Filer Category	Non-accelerated Filer

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue
Passenger ticket	$ 457,619	$ 416,219	$ 816,547	$ 767,549	$ 1,604,563		$ 1,563,363		$ 1,411,785
Onboard and other	186,814	167,015	355,517	331,115	671,683		655,961		600,343
Total revenue	644,433	583,234	1,172,064	1,098,664	2,276,246		2,219,324		2,012,128
Cruise operating expense
Commissions, transportation and other	112,985	108,694	207,564	199,309	410,531		410,709		379,532
Onboard and other	49,316	44,009	91,687	83,210	173,916		169,329		153,137
Payroll and related	82,809	74,374	156,848	147,722	293,059		290,822		265,390
Fuel	75,582	71,615	148,080	137,141	283,678		243,503		207,210
Food	33,674	31,331	63,636	62,711	125,807		124,933		114,064
Other	66,713	57,718	115,953	109,675	191,442		228,580		227,843
Total cruise operating expense	421,079	387,741	783,768	739,768	1,478,433		1,467,876		1,347,176
Other operating expense
Marketing, general and administrative	74,111	61,807	159,317	132,969	251,183		251,351		264,152
Depreciation and amortization	53,854	46,680	102,602	92,477	189,537		183,985		170,191
Total other operating expense	127,965	108,487	261,919	225,446	440,720		435,336		434,343
Operating income	95,389	87,006	126,377	133,450	357,093		316,112		230,609
Non-operating income (expense)
Interest expense, net	(103,686)	(48,905)	(231,342)	(95,075)	(189,930)		(190,187)		(173,672)
Management fee
Other income (expense)	429	(1,999)	1,794	1,086	1,393		934		(33,951)
Equity in earnings of subsidiaries
Total non-operating income (expense)	(103,257)	(50,904)	(229,548)	(93,989)	(188,537)		(189,253)		(207,623)
Net income (loss) before income taxes	(7,868)	36,102	(103,171)	39,461
Income tax expense, net	(1,047)	(71)	(3,244)	(146)
Net income (loss)	(8,915)	36,031	(106,415)	39,315	168,556		126,859		22,986
Net loss attributable to non-controlling interest	(74)		(1,179)
Net income (loss) attributable to Norwegian Cruise Line Holdings Ltd.	$ (8,841)	$ 36,031	$ (105,236)	$ 39,315
Weighted-average shares outstanding
Basic	203,997,492	178,199,155	201,189,562	178,178,612	178,232,850	[1]	177,869,461	[1]	177,563,047	[1]
Diluted	203,997,492	178,949,924	201,189,562	178,961,249	179,023,683	[1]	178,859,720	[1]	178,461,210	[1]
Earnings (loss) per share
Basic	$ (0.04)	$ 0.2	$ (0.52)	$ 0.22	$ 0.95		$ 0.71		$ 0.13
Diluted	$ (0.04)	$ 0.2	$ (0.52)	$ 0.22	$ 0.94		$ 0.71		$ 0.13

[1]	We have retrospectively applied the exchange of ordinary shares due to the Corporate Reorganization as the effect is substantially the same as a stock split.

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (8,915)		$ 36,031		$ (106,415)		$ 39,315		$ 168,556	$ 126,859	$ 22,986
Other comprehensive income (loss):
Shipboard Retirement Plan	117		98		234		196		(1,330)	(2,615)	349
Cash flow hedges:
Net unrealized gain (loss) related to cash flow hedges	(9,064)	[1]	(56,427)	[1]	(28,620)	[1]	(25,750)	[1]	19,907	15,198	4,726
Amount realized and reclassified into earnings	(236)	[2]	(4,509)	[2]	(2,011)	[2]	(16,602)	[2]	(16,402)	(36,686)	(3,065)
Total other comprehensive income (loss)	(9,183)		(60,838)		(30,397)		(42,156)		2,175	(24,103)	2,010
Total comprehensive income	(18,098)		(24,807)		(136,812)		(2,841)		170,731	102,756	24,996
Comprehensive loss attributable to non-controlling interest	(193)				(1,788)
Total comprehensive income (loss) attributable to Norwegian Cruise Line Holdings Ltd.	$ (17,905)		$ (24,807)		$ (135,024)		$ (2,841)

[1]	Net of a deferred tax benefit of $657 and $797 for the three and six months ended June 30, 2013, respectively.
[2]	Net of a deferred tax expense of $12 and $73 for the three and six months ended June 30, 2013, respectively.

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 82,840	$ 45,500	$ 58,926
Accounts receivable, net	16,370	15,062	8,159
Due from Affiliate
Inventories	45,429	39,681	36,234
Prepaid expenses and other assets	56,380	64,686	48,824
Total current assets	201,019	164,929	152,143
Property and equipment, net	5,601,690	4,960,142	4,640,093
Goodwill and tradenames	611,330	611,330	602,792
Other long-term assets	174,594	202,026	167,383
Investment in subsidiaries
Total assets	6,588,633	5,938,427	5,562,411
Current liabilities:
Current portion of long-term debt	272,644	221,233	200,582
Accounts payable	97,100	79,126	80,327
Accrued expenses and other liabilities	221,673	231,040	208,102
Due to Affiliate	37,064	59,897	2,963
Advance ticket sales	542,602	353,793	325,472
Total current liabilities	1,171,083	945,089	817,446
Long-term debt	2,918,566	2,764,120	2,837,499
Due to Affiliate	73,276	147,364
Other long-term liabilities	41,415	63,070	63,003
Total liabilities	4,204,340	3,919,643	3,717,948
Commitments and contingencies
Shareholders' equity:
Ordinary shares, value	204	25	25
Additional paid-in capital	2,805,277	2,327,097	2,324,167
Accumulated other comprehensive income (loss)	(47,407)	(17,619)	(19,794)
Retained earnings (deficit)	(404,421)	(299,185)	(467,741)
Total shareholders' equity controlling interest	2,353,653	2,010,318	1,836,657
Non-controlling interest	30,640	8,466	7,806
Total shareholders' equity	2,384,293	2,018,784	1,844,463
Total liabilities and shareholders' equity	$ 6,588,633	$ 5,938,427	$ 5,562,411

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Jan. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2011
Ordinary shares, par value	$ 0.001	$ 0.001	$ 0.0012	$ 0.0012	$ 0.001
Ordinary shares, authorized	490,000,000		40,000,000	40,000,000
Ordinary shares, issued	204,014,702		21,000,000	21,000,000
Ordinary shares, outstanding	204,014,702		21,000,000	21,000,000

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income (loss)	$ (106,415)	$ 39,315	$ 168,556	$ 126,859	$ 22,986
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization expense	115,946	105,742	216,137	211,049	191,913
Loss (gain) on derivatives	(270)	(429)	1,945	(2,338)	603
Deferred income taxes, net	2,968
Write-off of deferred financing fees	36,357	2,358	2,358		6,410
Share-based compensation expense	19,356	330	5,160	1,211	2,520
Premium on debt issuance		6,000	6,000
Equity in earnings of subsidiaries
Changes in operating assets and liabilities:
Accounts receivable, net	(1,308)	(1,281)	(4,592)	(280)	(11)
Inventories	(5,748)	(1,552)	(3,447)	(3,471)	(3,898)
Prepaid expenses and other assets	961	943	(3,490)	(4,264)	128,993
Accounts payable	17,974	(11,743)	(1,228)	15,928	36,023
Accrued expenses and other liabilities	(14,909)	10,257	(3,107)	(15,876)	6,136
Advance ticket sales	187,868	105,848	14,302	28,172	38,748
Net cash provided by operating activities	252,780	255,788	398,594	356,990	430,423
Cash flows from investing activities
Additions to property and equipment	(759,020)	(174,973)	(303,840)	(184,797)	(977,466)
Net cash used in investing activities	(759,020)	(174,973)	(303,840)	(184,797)	(977,466)
Cash flows from financing activities
Repayments of long-term debt	(2,081,520)	(591,152)	(859,422)	(439,959)	(955,780)
Repayment to Affiliate	(98,171)
Proceeds from long-term debt	2,289,253	520,205	800,618	273,375	1,601,659
Proceeds from the issuance of ordinary shares, net	473,017
Other, primarily deferred financing fees	(38,999)	(3,093)	(49,376)	(1,730)	(93,941)
Net cash provided by (used in) financing activities	543,580	(74,040)	(108,180)	(168,314)	551,938
Net increase (decrease) in cash and cash equivalents	37,340	6,775	(13,426)	3,879	4,895
Cash and cash equivalents at beginning of period	45,500	58,926	58,926	55,047	50,152
Cash and cash equivalents at end of period	$ 82,840	$ 65,701	$ 45,500	$ 58,926	$ 55,047

Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Non-controlling Interest	Change Related to Cash Flow Hedges	Change Related to Shipboard Retirement Plan
Accumulated other comprehensive income (loss) at beginning of year at Dec. 31, 2009	$ 1,713,040	$ 25	$ 2,324,227	$ 2,299	$ (617,586)	$ 4,075
Share-based compensation	2,520					2,520
Transactions with Affiliates, net	(30)		(30)
Current period other comprehensive income (loss)	2,010			2,010
Net income	22,986				22,986
Accumulated other comprehensive income (loss) at end of year at Dec. 31, 2010	1,740,526	25	2,324,197	4,309	(594,600)	6,595
Share-based compensation	1,211					1,211
Transactions with Affiliates, net	(30)		(30)
Current period other comprehensive income (loss)	(24,103)			(24,103)
Net income	126,859				126,859
Accumulated other comprehensive income (loss) at end of year at Dec. 31, 2011	1,844,463	25	2,324,167	(19,794)	(467,741)	7,806	(11,377)	(8,417)
Share-based compensation	660					660
Transactions with Affiliates, net	2,930		2,930
Current period other comprehensive income (loss)	2,175			2,175			3,505	(1,330)
Net income	168,556				168,556
Accumulated other comprehensive income (loss) at end of year at Dec. 31, 2012	2,018,784	25	2,327,097	(17,619)	(299,185)	8,466	(7,872)	(9,747)
Share-based compensation	29,355		29,336			19
Transactions with Affiliates, net	(51)		(51)
Corporate Reorganization			(18,994)			18,994
Proceeds from the issuance of ordinary shares, net	473,017	179	472,838
Current period other comprehensive income (loss)	(30,397)			(29,788)		(609)
Net income	(106,415)				(105,236)	(1,179)
Vesting of Management NCL Corporation Units			(4,949)			4,949
Accumulated other comprehensive income (loss) at end of year at Jun. 30, 2013	$ 2,384,293	$ 204	$ 2,805,277	$ (47,407)	$ (404,421)	$ 30,640

Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
unrealized loss related to cash flow hedges,tax	$ 657	$ 797
Amount realized and reclassified into earnings,tax	$ 12	$ 73

Description of Business and Organization	12 Months Ended
Dec. 31, 2012
Description of Business and Organization
1.	Description of Business and Organization

Norwegian Cruise Line, the operating subsidiary of Norwegian Cruise Line Holdings Ltd. (“NCLH”) (we refer you to Note 12 —”Subsequent Events” for more on our organization) commenced operations out of Miami in 1966. On December 15, 2003, the Company was incorporated in Bermuda as a wholly-owned subsidiary of Genting Hong Kong Limited and its affiliates (“Genting HK”).

In January 2008, the Apollo Funds acquired 50% of our outstanding ordinary share capital. As part of this investment, the Apollo Funds assumed control of our Board of Directors. Also, in January 2008, the TPG Viking Funds acquired, in the aggregate, 12.5% of our outstanding share capital from the Apollo Funds. As a result of the aforementioned transactions, our shareholders and their relative ownership percentages of our ordinary shares, as of December 31, 2012, were as follows: Genting HK (50.0%), the Apollo Funds (37.5%) and the TPG Viking Funds (12.5%) (we refer you to Note 12—“Subsequent Events” for more on our organization).

We are a leading global cruise line operator, offering cruise experiences for travelers with a wide variety of itineraries. We strive to offer an innovative and differentiated cruise vacation with the goal of providing our guests the highest levels of overall satisfaction on their cruise experience. In turn, we aim to generate the highest customer loyalty and greatest numbers of repeat guests. We created a distinctive style of cruising called “Freestyle Cruising” on all of our ships, which we believe provides our guests with the freedom and flexibility associated with a resort style atmosphere and experience as well as more dining options than a traditional cruise. As of December 31, 2012, we operated 11 ships offering cruises in Alaska, the Bahamas, Bermuda, the Caribbean, Europe, Hawaii, Mexico, New England, Central and South America, North Africa and Scandinavia.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements are unaudited and, in our opinion, contain all normal recurring adjustments necessary for a fair statement of the results for the periods presented.

Our operations are seasonal and results for interim periods are not necessarily indicative of the results for the entire fiscal year. Historically, demand for cruises has been strongest during the summer months. The interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2012, which are included in our most recently filed Annual Report on Form 10-K.

Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to Norwegian Cruise Line Holdings Ltd. by the weighted-average shares outstanding during each period. Diluted earnings per share incorporates the incremental shares issuable upon conversion of potentially dilutive shares. A reconciliation between basic and diluted earnings (loss) per share was as follows (in thousands, except share and per share data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Net income (loss) attributable to Norwegian Cruise Line Holdings Ltd.	$(8,841)	$36,031	$(105,236)	$39,315

Basic weighted-average shares outstanding	203,997,492	178,199,155	201,189,562	178,178,612
Dilutive effect of awards	—	750,769	—	782,637

Diluted weighted-average shares outstanding	203,997,492	178,949,924	201,189,562	178,961,249

Basic earnings (loss) per share	$(0.04)	$0.20	$(0.52)	$0.22

Diluted earnings (loss) per share	$(0.04)	$0.20	$(0.52)	$0.22

Diluted loss per share for the three and six months ended June 30, 2013, did not include 6,728,789 and 6,325,138 shares, respectively, because the effect of including them would have been antidilutive.

Revenue and Expense Recognition

Revenue and expense includes taxes assessed by governmental authorities that are directly imposed on a revenue-producing transaction between a seller and a customer. The amounts included in revenue and expense on a gross basis were $36.1 million and $34.1 million for the three months ended June 30, 2013 and 2012, respectively, and $67.5 million and $66.6 million for the six months ended June 30, 2013 and 2012, respectively.

Recent Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” Significant amounts reclassified from each component of accumulated other comprehensive income and the income statement line items affected by the reclassification shall be disclosed in a note to the consolidated financial statements or presented parenthetically on the face of the financial statements (we refer you to Note 3—“Accumulated Other Comprehensive Income (Loss)).”

We have adopted the disclosure requirements as presented in the amendment to subtopic 210-20 “Disclosures about Offsetting Assets and Liabilities” which requires that we disclose separately for assets and liabilities the gross recognition and the offsetting amounts which are permitted by our master netting arrangements for our derivative contracts (we refer you to Note 7—“Fair Value Measurements and Derivatives”).

2.	Summary of Significant Accounting Policies

Basis of Presentation

Our consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and contain all normal recurring adjustments necessary for a fair statement of the results for the periods presented. Estimates are required for the preparation of consolidated financial statements in accordance with generally accepted accounting principles and actual results could differ from these estimates. All significant intercompany accounts and transactions are eliminated in consolidation.

Cash and Cash Equivalents

Cash and cash equivalents are stated at cost, and include cash and investments with original maturities of three months or less at acquisition and also include amounts due from credit card processors.

Restricted Cash

Restricted cash consists of cash collateral in respect of certain agreements and is included in prepaid expenses and other assets and other long-term assets in our consolidated balance sheets.

Accounts Receivable

Accounts receivable are shown net of an allowance for doubtful accounts of $1.4 million and $1.9 million as of December 31, 2012 and 2011, respectively.

Inventories

Inventories mainly consist of provisions, supplies and fuel and are carried at the lower of cost or market using the first-in, first-out method of accounting.

Advertising Costs

Advertising costs incurred that result in tangible assets, including brochures, are treated as prepaid expenses and charged to expense as consumed. Advertising costs of $8.3 million and $5.0 million as of December 31, 2012 and 2011, respectively, are included in prepaid expenses and other assets. Expenses related to advertising costs totaled $83.7 million, $79.9 million and $87.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Earnings Per Share

Basic earnings per share is computed by dividing net income by the weighted-average number of shares outstanding during each period. Diluted earnings per share incorporates the incremental shares issuable upon conversion of potentially dilutive shares. A reconciliation between basic and diluted earnings per share was as follows (in thousands, except per share data):

	Year Ended December 31,
	2012	2011	2010
Net income	$168,556	$126,859	$22,986

Basic weighted-average shares outstanding (1)	178,232,850	177,869,461	177,563,047
Diluted weighted-average shares outstanding (1)	179,023,683	178,859,720	178,461,218
Basic earnings per share	$0.95	$0.71	$0.13
Diluted earnings per share	$0.94	$0.71	$0.13

(1)	We have retrospectively applied the exchange of ordinary shares due to the Corporate Reorganization as the effect is substantially the same as a stock split.

Property and Equipment

Property and equipment are recorded at cost. Major renewals and improvements that we believe add value to our ships are capitalized as a cost of the ship while costs of repairs and maintenance, including Dry-docking costs, are charged to expense as incurred. During ship construction, certain interest is capitalized as a cost of the ship. Gains or losses on the sale of property and equipment are recorded as a component of operating income (expense) in our consolidated statements of operations.

Depreciation is computed on the straight-line basis over the estimated useful lives of the assets and after a 15% reduction for the estimated residual values of ships as follows:

Useful Life
Ships	30 years
Buildings	15-30 years
Computer hardware and software	3-5 years
Other property and equipment	3-40 years
Leasehold improvements	Shorter of lease term or asset life

Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or related asset life.

Long-lived assets are reviewed for impairment, based on estimated future cash flows, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Assets are grouped and evaluated at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of other groups of assets. We consider historical performance and future estimated results in our evaluation of potential impairment and then compare the carrying amount of the asset to the estimated future cash flows expected to result from the use of the asset. If the carrying amount of the asset exceeds estimated expected undiscounted future cash flows, we measure the amount of the impairment by comparing the carrying amount of the asset to its fair value. We estimate fair value based on the best information available making whatever estimates, judgments and projections are considered necessary. The estimation of fair value is generally measured by discounting expected future cash flows at discount rates commensurate with the risk involved.

Goodwill and Tradenames

Goodwill represents the excess of cost over the fair value of net assets acquired. We review goodwill and our tradenames for impairment annually or whenever events or changes in circumstances indicate that the carrying amount of goodwill and our tradenames may not be fully recoverable.

We have concluded that our business has a single reportable segment, with each ship considered to be a component. Each component constitutes a business for which discrete financial information is available and management regularly reviews the operating results and, therefore, each component is considered a reporting unit. Our reporting units have similar economic characteristics, including similar margins and similar products and services, therefore, we aggregate all of the reporting units in assessing goodwill.

The impairment review of goodwill is based on the expected future cash flows of our ships to determine a fair value of our aggregate reporting unit. Our discounted cash flow valuation reflects our projection for growth and profitability, taking into account our assessment of future market conditions and demand, as well as a determination of a cost of capital that incorporates both business and financial risks. We believe that the discounted cash flow approach is the most representative method to assess fair value, as it utilizes expectations of long-term growth whereas a market-based approach is less dynamic, especially in light of recent negative market conditions, the uncertainty in credit and capital markets and the resulting weakened economic environment.

Revenue and Expense Recognition

Deposits received from guests for future voyages are recorded as advance ticket sales and are subsequently recognized as passenger ticket revenue along with onboard and other revenue, and all associated direct costs of a voyage are recognized as cruise operating expenses, on a pro rata basis over the period of the voyage.

Revenue and expenses include taxes assessed by a governmental authority that are directly imposed on a revenue-producing transaction between a seller and a customer. The amounts included on a gross basis are $133.6 million, $129.4 million and $110.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Foreign Currency

The majority of our transactions are settled in U.S. dollars. We translate assets and liabilities of our foreign subsidiaries at exchange rates in effect at the balance sheet date. Gains or losses resulting from transactions denominated in other currencies are recognized in our consolidated statements of operations within other income (expense) and such gains or losses were immaterial as of December 31, 2012, 2011 and 2010.

Derivative Instruments and Hedging Activity

From time to time we enter into derivative contracts, primarily forward, swap, option and three-way collar contracts, to reduce our exposure to fluctuations in foreign currency exchange, interest rates and fuel prices. The criteria used to determine whether a transaction qualifies for hedge accounting treatment includes the correlation between fluctuations in the fair value of the hedged item and the fair value of the related derivative instrument and its effectiveness as a hedge. As the derivative is marked to fair value, we elected an accounting policy to net the fair value of our derivatives when a master netting arrangement exists with our counterparties.

A derivative instrument that hedges a forecasted transaction or the variability of cash flows related to a recognized asset or liability may be designated as a cash flow hedge. Changes in fair value of derivative instruments that are designated as cash flow hedges are recorded as a component of accumulated other comprehensive income (loss) until the underlying hedged transactions are recognized in earnings. To the extent that an instrument is not effective as a hedge, gains and losses are recognized in other income (expense) in our consolidated statements of operations. Realized gains and losses related to our fuel hedges are recognized in fuel expense. For presentation in our statement of cash flows, we have elected to classify the cash flows from our cash flow hedges in the same category as the cash flows from the items being hedged.

Concentrations of Credit Risk

We monitor concentrations of credit risk associated with financial and other institutions with which we conduct significant business. Credit risk, including but not limited to counterparty non-performance under derivative instruments, our revolving credit facility and new ship progress payment guarantees, is not considered significant, as we primarily conduct business with large, well-established financial institutions and insurance companies that we have well-established relationships with and that have credit risks acceptable to us or the credit risk is spread out among a large number of creditors. We do not anticipate non-performance by any of our significant counterparties.

Insurance

We use a combination of insurance and self-insurance for a number of risks including claims related to crew and guests, hull and machinery, war risk, workers’ compensation, property damage and general liability. Liabilities associated with certain of these risks, including crew and passenger claims, are estimated actuarially based upon known facts, historical trends and a reasonable estimate of future expenses. While we believe these accruals are adequate, the ultimate losses incurred may differ from those recorded.

Income Taxes

Deferred tax assets and liabilities are calculated in accordance with the liability method. Deferred taxes are recorded using the currently enacted tax rates that apply in the periods that the differences are expected to reverse. Deferred taxes are not discounted.

We provide a valuation allowance on deferred tax assets when it is more likely than not that such assets will not be realized. With respect to acquired deferred tax assets, future reversals of the valuation allowance will first be applied against goodwill and other intangible assets before recognition of a benefit in our consolidated statements of operations.

Share-Based Compensation

We recognize expense for our share-based compensation awards using a fair-value-based method. Share-based compensation expense is recognized over the requisite service period for awards that are based on service period and not contingent upon any future performance. We refer you to Note 7—“Employee Benefits and Share Option Plans.”

Segment Reporting

We have concluded that our business has a single reportable segment, with each ship considered to be a component. Each component constitutes a business for which discrete financial information is available and management regularly reviews the operating results and, therefore, each component is considered a reporting unit. Our reporting units have similar economic characteristics, including similar margins and similar products and services, therefore, we aggregate all of the reporting units.

Although we sell cruises on an international basis, our passenger ticket revenue is primarily attributed to guests who make reservations in North America. Revenue attributable to North American guests was 82% for the year ended December 31, 2012 and 83% for each of the years ended December 31, 2011 and 2010. Substantially all of our long–lived assets are located outside of the U.S. and consist primarily of our ships.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment
3.	Property and Equipment

Property and equipment consisted of the following (in thousands):

	December 31,
	2012	2011
Ships	$5,601,375	$5,314,651
Ships under construction	376,007	184,498
Land	1,009	1,009
Other	233,235	202,928

	6,211,626	5,703,086
Less: accumulated depreciation and amortization	(1,251,484)	(1,062,993)

Total	$4,960,142	$4,640,093

Depreciation and amortization expense for the years ended December 31, 2012, 2011 and 2010 was $189.5 million, $184.0 million and $170.2 million, respectively. Repairs and maintenance expenses including Dry-docking expenses were $44.7 million, $64.7 million and $60.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Ships under construction include progress payments to the shipyard, planning and design fees, loan interest and commitment fees and other associated costs. Interest costs associated with the construction of ships that were capitalized during the construction period amounted to $22.1 million, $16.7 million and $8.8 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Long-Term Debt
4.	Long-Term Debt

On June 21, 2013, NCLC and certain of its subsidiaries entered into supplemental deeds to the $334.1 million Norwegian Jewel loan, Breakaway/Getaway Term Loan Facilities, €258.0 million Pride of America loan, and €308.1 million Pride of Hawai’i loan. The supplemental deeds amended and restated those credit facilities, reducing the interest rate per annum to a rate equal to the sum of (a) an adjusted LIBOR rate, (b) an applicable margin of 0.95% and (c) certain customary mandatory costs to compensate lenders for the cost of compliance with various financial regulations. In connection with these amendments, we terminated the €40.0 million secured loan agreement, dated as of April 4, 2003, as amended and restated on June 1, 2012, by and among Pride of America Ship Holding, LLC, as borrower, and a syndicate of international banks, and related guarantee by NCLC which had an aggregate outstanding principal balance thereunder of $16.8 million.

On May 24, 2013, NCLC entered into a credit agreement which provides senior secured financing of $1.3 billion, consisting of (i) a $675 million term loan facility maturing on May 24, 2018 (the “Term Loan Facility”), all of which was borrowed for the purpose of refinancing existing senior debt; and (ii) a $625 million revolving credit facility maturing on May 24, 2018 (the “Revolving Loan Facility” and together with the Term Loan Facility, the “new senior secured credit facilities”), $208.0 million of which was borrowed as of June 30, 2013.

Borrowings under the new senior secured credit facilities bear interest at a rate per annum equal to (a) an adjusted LIBOR rate or (b) a base rate determined by reference to the highest of (i) the federal funds rate plus 0.50%, (ii) the prime rate of Deutsche Bank and (iii) the adjusted LIBOR rate, in each case plus an applicable margin that is determined by reference to a total leverage ratio, with an applicable margin of between 2.25% and 1.50% with respect to Eurocurrency loans and between 1.25% and 0.50% with respect to base rate loans. The initial applicable margin for borrowings is 2.25% with respect to Eurocurrency borrowings and 1.25% with respect to base rate borrowings.

In addition to paying interest on outstanding principal under the new senior secured credit facilities, a commitment fee rate is determined by reference to a total leverage ratio, with a maximum commitment fee rate of 40% of the applicable margin for Eurocurrency loans.

The Term Loan Facility will be paid in quarterly installments commencing in September 2013, in a principal amount equal to (a) in the case of installments payable on or prior to May 24, 2015, 1.25% of the loans outstanding immediately after the closing date under the Term Loan Facility and (b) in the case of installments payable after May 24, 2015, 2.50% of the loans outstanding immediately after the closing date under the Term Loan Facility, with the remaining unpaid principal amount of loans under the Term Loan Facility due and payable in full at maturity on May 24, 2018. Principal amounts outstanding under the Revolving Loan Facility are due and payable in full at maturity on May 24, 2018.

In connection with the entry into the new senior secured credit facilities, the $750.0 million Senior Secured Revolving Credit Facility and the €624.0 million Norwegian Pearl and Norwegian Gem Revolving Credit Facility were terminated. In addition, the remaining balance ($227.5 million) of 9.50% senior unsecured notes, plus premium and accrued and unpaid interest, were redeemed in full on June 28, 2013.

In April 2013, we took delivery of Norwegian Breakaway. To finance the payment due upon delivery, we drew $528.0 million of our €529.8 million Breakaway One Loan which is due April 2025. Also, we drew an aggregate of $57.7 million of our €126.1 million Norwegian Jewel Term Loan and €126.1 million Norwegian Jade Term Loan which will come due April 2016. The loans bear interest at LIBOR plus 1.6%.

In February 2013, NCLC issued $300.0 million aggregate principal amount of senior notes bearing interest at a rate of 5% per annum and maturing on February 15, 2018 (the “Notes Offering”). Interest on the notes will be payable semiannually on February 15 and August 15 of each year, commencing on August 15, 2013. The notes were issued at 99.451%.

We used the net proceeds that we received from the IPO and the Notes Offering, aggregating approximately $770.0 million, to pay down debt; including (i) a prepayment of an aggregate $55.6 million that became payable upon the consummation of the IPO consisting of $21.3 million on our €624.0 million Norwegian Pearl and Norwegian Gem Revolving Credit Facility, $14.7 million on our €308.1 million Pride of Hawai’i loan, $8.0 million on our $334.1 million Norwegian Jewel loan, $10.1 million on our €258.0 million Pride of America loan and $1.5 million on our €40.0 million Pride of America commercial loan, (ii) a payment to Genting HK of $79.7 million in connection with the Norwegian Sky purchase agreement, (iii) a full redemption of our $450.0 million 11.75% senior secured notes due 2016 and (iv) a partial redemption of $122.5 million aggregate principal amount of our 9.50% senior unsecured notes. Expenses related to these debt prepayments were approximately $90.5 million and were recognized in interest expense.

4.	Long-Term Debt

Long-term debt consisted of the following (we refer you to Note 12—“Subsequent Events”):

	Interest Rate December 31,		Maturities Through	Balance December 31,
	2012	2011		2012	2011
				(in thousands)
€662.9 million Norwegian Epic Term Loan (1)	2.19%	2.46%	2022	$662,729	$723,990
€624.0 million Norwegian Pearl and Norwegian Gem Revolving Credit Facility (1)	3.40%	3.35%	2019	549,022	623,678
$450.0 million 11.75% Senior Secured Notes (2)	11.75%	11.75%	2016	446,571	445,914
€308.1 million Pride of Hawai’i Loan (1)	2.18%	2.20%	2018	232,583	284,449
$350.0 million 9.50% Senior Unsecured Notes (3)	9.50%	9.50%	2018	355,419	250,000
$334.1 million Norwegian Jewel Term Loan	3.06% - 6.86%	3.18% - 6.86%	2017	150,359	188,216
€258.0 million Pride of America Hermes Loan (1)	3.06% - 6.47%	3.28% - 6.47%	2017	133,468	172,463
$750.0 million Senior Secured Revolving Credit Facility	4.25%	4.31%	2015	91,000	128,000
€529.8 million Breakaway One Loan (1)	1.91%	2.18%	2025	150,996	118,651
€529.8 million Breakaway Two Loan (1)	4.50%	4.50%	2026	112,809	49,768
€590.5 million Breakaway Three Loan (1)	2.98%	—	2027	34,045	—
€40.0 million Pride of America Commercial Loan (1)	3.06% - 7.35%	3.28% - 7.35%	2017	20,288	26,215
€126 million Norwegian Jewel Term Loan	1.92%	2.11%	2016	22,134	10,212
€126 million Norwegian Jade Term Loan	1.92%	2.11%	2017	22,134	10,212
Capital lease obligations	3.00% - 5.00%	3.75% - 5.00%	2014	1,796	6,313

Total debt				2,985,353	3,038,081
Less: current portion of long-term debt				(221,233)	(200,582)

Total long-term debt				$2,764,120	$2,837,499

(1)	Currently U.S. dollar-denominated.
(2)	Net of unamortized original issue discount of $3.4 million and $4.1 million as of December 31, 2012 and 2011, respectively.
(3)	Net of unamortized premium of $5.4 million as of December 31, 2012.

Costs incurred in connection with the arranging of loan financing have been deferred and are amortized over the life of the loan agreement. The amortization included in interest expense, net was $28.2 million (including a $2.4 million write-off of deferred financing fees), $26.1 million and $26.8 million (including a $6.4 million write-off of deferred financing fees) for the years ended December 31, 2012, 2011 and 2010, respectively.

Our debt agreements contain covenants that, among other things, require us to maintain a minimum level of liquidity, as well as limit our net funded debt-to-capital ratio, maintain certain other ratios and restrict our ability to pay dividends. Our ships and substantially all other property and equipment are pledged as collateral for our debt. We believe we were in compliance with these covenants as of December 31, 2012. There are no restrictions in the agreements that limit intercompany borrowings or dividends between our subsidiaries that would impact our ability to meet our cash obligations.

The following are scheduled principal repayments on long-term debt including capital lease obligations as of December 31, 2012 for each of the next five years (in thousands):

Year	Amount
2013	$221,233
2014	239,988
2015	340,724
2016	727,872
2017	277,790
Thereafter	1,177,746

Total	$2,985,353

We had an accrued interest liability of $20.9 million and $22.3 million as of December 31, 2012 and 2011, respectively.

Related Party Disclosures	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Disclosures
5.	Related Party Disclosures

Following the IPO, NCLH contributed $460.0 million to NCLC. The relative ownership percentages of NCLH’s ordinary shares following the IPO were as follows: Genting HK (43.4%), the Apollo Funds (32.5%), the TPG Viking Funds (10.8%) and public shareholders (13.3%). We also made a payment of $79.7 million to Genting HK in connection with the Norwegian Sky purchase agreement.

5.	Related Party Disclosures

Transactions with Genting HK, the Apollo Funds and the TPG Viking Funds

As of December 31, 2012, our shareholders and their share ownership were as follows (we refer you to Note 12—“Subsequent Events”):

Shareholder	Number of Shares	Percentage Ownership
Genting HK (1)	10,500,000	50.0%
Apollo Funds (2)	7,875,000	37.5%
TPG Viking Funds (3)	2,625,000	12.5%

(1)	Genting HK owns their ordinary shares indirectly through Star NCLC Holdings Ltd., a Bermuda wholly-owned subsidiary.
(2)	The Apollo Funds own their ordinary shares indirectly through NCL Investment Ltd., a Bermuda company (2,795,968 ordinary shares) and NCL Investment II Ltd., a Cayman Islands company (5,079,032 ordinary shares).
(3)	The TPG Viking Funds own their ordinary shares through TPG Viking I, L.P., a Cayman Islands exempted limited partnership (1,957,525 ordinary shares), TPG Viking II, L.P., a Cayman Islands exempted limited partnership (576,118 ordinary shares) and TPG Viking AIV-III, L.P., a Delaware limited partnership (91,357 ordinary shares).

In May 2011, we entered into an agreement with Star Cruise Management Limited, a wholly-owned subsidiary of Genting HK, whereby Star Cruise Management Limited will provide sales, marketing and promotional services in the Asia Pacific region. We will pay a monthly commission fee based on net cruise revenue generated under the agreement. We have made no payments under the contract; approximately $1.3 million has been accrued as of December 31, 2012.

In January 2011, we entered into an agreement with Crystal Aim Limited, a wholly-owned subsidiary of Genting HK, for the operation of a call center. Compensation under the agreement will be based on an hourly rate for the services provided. We have paid approximately $0.5 million under the contract from January 2011 until December 31, 2012.

In July 2010, we agreed to extend the Charter of Norwegian Sky from Genting HK to December 31, 2012. This agreement includes two one-year extension options which require the mutual consent of each party. The new agreement also provided us with an option to purchase the ship during the Charter period. In June 2012, we exercised our option with Genting HK to purchase Norwegian Sky pursuant to the Norwegian Sky Agreement. The purchase price was $259.3 million, which consisted of a $50.0 million cash payment and a $209.3 million payable to Genting HK, which is to be repaid over seven equal semi-annual payments beginning June 2013 and has a weighted-average interest rate of 1.52% through maturity. The fair value of the payable was $205.5 million based on discounting the future payments at an imputed interest rate of 2.26% per annum, which was commensurate with the Company’s borrowing rate for similar assets. In the event that an IPO is effectuated on or before May 31, 2013 by Norwegian Cruise line Holdings Ltd., then $79.7 million shall become payable to Genting HK within fourteen days of the IPO effective date, and the remaining balance is to be repaid over seven equal semi-annual payments beginning June 2013. The payable is collateralized by a mortgage and an interest in all earnings, proceeds of insurance and certain other interests related to the ship.

In July 2009, we entered into an agreement with Harrah’s Operating Company, Inc. (now known as Caesars Entertainment Operating Corporation) establishing a marketing alliance which incorporates marketing resources and cross company marketing, purchasing and loyalty programs as well as customer and business intelligence capabilities. Caesars Entertainment Operating Corporation is owned by Affiliates of both Apollo and TPG.

In November 2006, we entered into an agreement with Sabre Inc., an affiliate of TPG, for the use of reservation software. We pay a commission fee based on the number of annual bookings made through the system. We have paid approximately $3.7 million under the contract through December 31, 2012.

Fair Value Measurements and Derivatives	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements and Derivatives
7.	Fair Value Measurements and Derivatives

Fair value is defined as the price at which an orderly transaction to sell an asset or to transfer a liability would take place between market participants at the measurement date under current market conditions (that is, an exit price at the measurement date from the perspective of a market participant that holds the asset or owes the liability).

Fair Value Hierarchy

The following hierarchy for inputs used in measuring fair value should maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available:

Level 1	Quoted prices in active markets for identical assets or liabilities that are accessible at the measurement dates.

Level 2	Significant other observable inputs that are used by market participants in pricing the asset or liability based on market data obtained from independent sources.

Level 3	Significant unobservable inputs we believe market participants would use in pricing the asset or liability based on the best information available.

Derivatives

We are exposed to market risk attributable to changes in interest rates, foreign currency exchange rates and fuel prices. We attempt to minimize these risks through a combination of our normal operating and financing activities and through the use of derivatives. We assess whether derivatives used in hedging transactions are “highly effective” in offsetting changes in the cash flow of our hedged forecasted transactions. We use regression analysis for this hedge relationship and high effectiveness is achieved when a statistically valid relationship reflects a high degree of offset and correlation between the fair values of the derivative and the hedged forecasted transaction. Cash flows from the derivatives are classified in the same category as the cash flows from the underlying hedged transaction. The determination of ineffectiveness is based on the amount of dollar offset between the cumulative change in fair value of the derivative and the cumulative change in fair value of the hedged transaction at the end of the reporting period. If it is determined that a derivative is not highly effective as a hedge, or if the hedged forecasted transaction is no longer probable of occurring, then the amount recognized in accumulated other comprehensive income (loss) is released to earnings. In addition, the ineffective portion of our highly effective hedges is recognized in earnings immediately and reported in other income (expense) in our consolidated statements of operations. There are no amounts excluded from the assessment of hedge effectiveness and there are no credit-risk-related contingent features in our derivative agreements.

We monitor concentrations of credit risk associated with financial and other institutions with which we conduct significant business. Credit risk, including but not limited to counterparty non-performance under derivatives and our revolving credit facility, is not considered significant, as we primarily conduct business with large, well-established financial institutions that we have established relationships with and that have credit risks acceptable to us or the credit risk is spread out among a large number of creditors. We do not anticipate non-performance by any of our significant counterparties. The following table sets forth the fair value of our derivatives including the balance sheet location (in thousands):

		Asset		Liability
	Balance Sheet location	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012
Fuel swaps designated as hedging instruments
	Prepaid expenses and other assets	$515	$5,955	$426	$876
	Other long-term assets	—	3,969	—	388
	Accrued expenses and other liabilities	1,514	188	4,548	204
	Other long-term liabilities	589	391	5,075	42

Fuel collars designated as hedging instruments
	Prepaid expenses and other assets	111	1,615	30	530
	Accrued expenses and other liabilities	385	51	391	69
	Other long-term liabilities	406	1,908	533	1,230

Fuel options not designated as hedging instruments
	Prepaid expenses and other assets	—	—	30	304
	Accrued expenses and other liabilities	—	—	391	—
	Other long-term liabilities	—	—	533	1,231

Foreign currency options designated as hedging instruments
	Accrued expenses and other liabilities	—	—	19,949	20,267
	Other long-term liabilities	—	—	—	16,443

Foreign currency forward contracts designated as hedging instruments
	Prepaid expenses and other assets	—	11,685	—	—

Foreign currency collar designated as a hedging instrument
	Prepaid expenses and other assets	6,886	—	1,009	—
	Other long-term assets	—	9,765	—	1,613

The fair values of swap and forward contracts are determined based on inputs that are readily available in public markets or can be derived from information available in publicly quoted markets. The Company determines the value of options and collars utilizing an option pricing model based on inputs that are either readily available in public markets or can be derived from information available in publicly quoted markets. The option pricing model used by the Company is an industry standard model for valuing options and is used by the broker/dealer community. The inputs to this option pricing model are the option strike price, underlying price, risk-free rate of interest, time to expiration and volatility. The fair value of option contracts considers both the intrinsic value and any remaining time value associated with those derivatives that have not yet settled. The Company also considers counterparty credit risk and its own credit risk in its determination of all estimated fair values. Our derivatives and financial instruments were categorized as Level 2 in the fair value hierarchy, and we had no derivatives or financial instruments categorized as Level 1 or Level 3.

Our derivative contracts include rights of offset with our counterparties. We have elected to net certain assets and liabilities within counterparties. We are not required to post cash collateral related to our derivative instruments. The following table discloses the amounts recognized within assets and liabilities (in thousands):

June 30, 2013	Gross Amounts	Gross Amounts Offset	Total Net Amounts	Gross Amounts Not Offset	Net Amounts
Assets	$7,512	$(1,495)	$6,017	$—	$6,017
Liabilities	31,420	(2,894)	28,526	(19,949)	8,577

December 31, 2012	Gross Amounts	Gross Amounts Offset	Total Net Amounts	Gross Amounts Not Offset	Net Amounts
Assets	$32,989	$(3,711)	$29,278	$(11,685)	$17,593
Liabilities	39,486	(2,538)	36,948	(36,710)	238

Fuel Swaps

As of June 30, 2013, we had fuel swaps maturing through December 31, 2015 which are used to mitigate the financial impact of volatility in fuel prices pertaining to approximately 761,000 metric tons of our projected fuel purchases. The effects of the fuel swaps on the consolidated financial statements which were designated as cash flow hedges were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Loss recognized in other comprehensive loss— effective portion	$(18,074)	$(34,283)	$(13,368)	$(7,819)
Loss recognized in other income (expense)— ineffective portion	(320)	(1,843)	(99)	(599)
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	(736)	(3,093)	(2,999)	(12,332)

Fuel Collars and Options

As of June 30, 2013, we had fuel collars and fuel options maturing through December 31, 2014 which are used to mitigate the financial impact of volatility in fuel prices pertaining to approximately 52,000 metric tons of our projected fuel purchases. The effects of the fuel collars on the consolidated financial statements which were designated as cash flow hedges were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Loss recognized in other comprehensive loss— effective portion	$(1,500)	$(11,674)	$(1,535)	$(2,619)
Gain (loss) recognized in other income (expense)— ineffective portion	14	(1,019)	22	(337)
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	391	(1,416)	818	(4,270)

The effects of the fuel options on the consolidated financial statements which were not designated as hedging instruments were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Gain (loss) recognized in other income (expense)	$(275)	$(366)	$581	$1,715

Foreign Currency Options

As of June 30, 2013, we had foreign currency derivatives consisting of call options with deferred premiums which are used to mitigate the financial impact of volatility in foreign currency exchange rates related to our ship construction contracts denominated in euros. If the spot rate at the date the ships are delivered is less than the strike price under these option contracts, we would pay the deferred premium and not exercise the foreign currency options. The notional amount of our foreign currency options was €175.0 million, or $227.7 million based on the euro/U.S. dollar exchange rate as of June 30, 2013. The effects of the foreign currency options on the consolidated financial statements which were designated as cash flow hedges were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Loss recognized in other comprehensive loss— effective portion	$(341)	$(12,193)	$(4,353)	$(17,035)
Loss recognized in other income (expense)— ineffective portion	(22)	(81)	(320)	(350)
Amount reclassified from accumulated other comprehensive income (loss) into depreciation expense	117	—	117	—

Foreign Currency Forward Contracts

We had foreign currency forward contracts which matured in April 2013. The effects of the foreign currency forward contracts on the consolidated financial statements which were designated as cash flow hedges were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Gain (loss) recognized in other comprehensive loss— effective portion	$8,747	$1,723	$(7,886)	$1,723
Gain (loss) recognized in other income (expense)— ineffective portion	(2)	—	66	—
Amount reclassified from accumulated other comprehensive income (loss) into depreciation expense	(20)	—	(20)	—

As of June 30, 2013, the effects of the foreign currency forward contracts on the consolidated financial statements which were not designated as hedging instruments were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Gain recognized in other income (expense)	$—	$—	$20	$—

Foreign Currency Collar

As of June 30, 2013, we had a foreign currency collar used to mitigate the volatility of foreign currency exchange rates related to our ship construction contracts denominated in euros. The notional amount of our foreign currency collar was €100.0 million, or $130.1 million based on the euro/U.S. dollar exchange rate as of June 30, 2013. The effects of the foreign currency collar on the consolidated financial statements which was designated as a cash flow hedge was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Gain (loss) recognized in other comprehensive loss— effective portion	$1,447	$—	$(2,275)	$—

Long-Term Debt

As of June 30, 2013 and December 31, 2012, the fair value of our long-term debt, including the current portion, was $3,093.2 million and $3,106.9 million, which was $98.0 million and $121.5 million higher, respectively, than the carrying values. The difference between the fair value and carrying value of our long-term debt is due to our fixed and variable rate debt obligations carrying interest rates that are above or below market rates at the measurement dates. The fair value of our long-term debt was calculated based on estimated rates for the same or similar instruments with similar terms and remaining maturities. The calculation of the fair value of our long-term debt is considered a Level 2 input.

Other

The carrying amounts reported in the consolidated balance sheets of all financial assets and liabilities other than our long-term debt approximate fair value.

6.	Fair Value Measurements and Derivatives

Fair value is defined as the price at which an orderly transaction to sell an asset or to transfer a liability would take place between market participants at the measurement date under current market conditions (that is, an exit price at the measurement date from the perspective of a market participant that holds the asset or owes the liability).

Fair Value Hierarchy

The following hierarchy for inputs used in measuring fair value should maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available:

Level 1	Quoted prices in active markets for identical assets or liabilities that are accessible at the measurement dates.

Level 2	Significant other observable inputs that are used by market participants in pricing the asset or liability based on market data obtained from independent sources.

Level 3	Significant unobservable inputs we believe market participants would use in pricing the asset or liability based on the best information available.

Our derivatives and financial instruments were categorized as Level 2 in the fair value hierarchy, and we had no derivatives or financial instruments categorized as Level 1 or Level 3.

Derivatives

We are exposed to market risk attributable to changes in interest rates, foreign currency exchange rates and fuel prices. We attempt to minimize these risks through a combination of our normal operating and financing activities and through the use of derivatives. We assess whether derivatives used in hedging transactions are “highly effective” in offsetting changes in the cash flow of our hedged forecasted transactions. We use regression analysis for this hedge relationship and high effectiveness is achieved when a statistically valid relationship reflects a high degree of offset and correlation between the fair values of the derivative and the hedged forecasted transaction. Cash flows from the derivatives are classified in the same category as the cash flows from the underlying hedged transaction. The determination of ineffectiveness is based on the amount of dollar offset between the cumulative change in fair value of the derivative and the cumulative change in fair value of the hedged transaction at the end of the reporting period. If it is determined that a derivative is not highly effective as a hedge, or if the hedged forecasted transaction is no longer probable of occurring, then the amount recognized in accumulated other comprehensive income (loss) is released to earnings. In addition, the ineffective portion of our highly effective hedges is recognized in earnings immediately and reported in other income (expense) in our consolidated statements of operations. There are no amounts excluded from the assessment of hedge effectiveness and there are no credit-risk-related contingent features in our derivative agreements.

We monitor concentrations of credit risk associated with financial and other institutions with which we conduct significant business. Credit risk, including but not limited to counterparty non-performance under derivatives and our revolving credit facility, is not considered significant, as we primarily conduct business with large, well-established financial institutions that we have established relationships with and that have credit risks acceptable to us or the credit risk is spread out among a large number of creditors. We do not anticipate non-performance by any of our significant counterparties.

The following table sets forth our derivatives measured at fair value and discloses the balance sheet location (in thousands):

	December 31,
	2012	2011
Fuel swaps designated as hedging instruments:
Prepaid expenses and other assets	$5,079	$5,484
Other long-term assets	3,581	—
Accrued expenses and other liabilities	(16)	—
Other long-term liabilities	349	(440)
Fuel collars designated as hedging instruments:
Prepaid expenses and other assets	1,085	4,377
Other long-term assets	—	740
Accrued expenses and other liabilities	(18)	—
Other long-term liabilities	678	—
Fuel options not designated as hedging instruments:
Prepaid expenses and other assets	(304)	—
Accrued expenses and other liabilities	—	(1,278)
Other long-term liabilities	(1,231)	(1,670)
Foreign currency options designated as hedging instruments:
Accrued expenses and other liabilities	(20,267)	—
Other long-term liabilities	(16,443)	(15,927)
Foreign currency forward contracts designated as hedging instruments:
Prepaid expenses and other assets	11,685	—
Foreign currency collar designated as a hedging instrument:
Other long-term assets	8,152	—

The fair values of swap and forward contracts are determined based on inputs that are readily available in public markets or can be derived from information available in publicly quoted markets. The Company determines the value of options and collars utilizing an option pricing model based on inputs that are either readily available in public markets or can be derived from information available in publicly quoted markets. The option pricing model used by the Company is an industry standard model for valuing options and is used by the broker/dealer community. The inputs to this option pricing model are the option strike price, underlying price, risk free rate of interest, time to expiration, and volatility. The fair value of option contracts considers both the intrinsic value and any remaining time value associated with those derivatives that have not yet settled. The Company also considers counterparty credit risk and its own credit risk in its determination of all estimated fair values. Our derivatives and financial instruments were categorized as Level 2 in the fair value hierarchy, and we had no derivatives or financial instruments categorized as Level 1 or Level 3.

Fuel Swaps

As of December 31, 2012, we had fuel swaps maturing through December 31, 2015 which are used to mitigate the financial impact of volatility in fuel prices pertaining to approximately 534,000 metric tons of our projected fuel purchases. The effects of the fuel swaps on the consolidated financial statements, which were designated as cash flow hedges were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain recognized in other comprehensive income (loss)—effective portion	$18,906	$29,928	$5,851
Gain (loss) recognized in other income (expense)—ineffective portion	(509)	457	140
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	(14,448)	(36,686)	(3,065)

	$3,949	$(6,301)	$2,926

Fuel Collars and Options

As of December 31, 2012, we had fuel collars and fuel options maturing through December 31, 2014 which are used to mitigate the financial impact of volatility in fuel prices pertaining to approximately 91,000 metric tons of our projected fuel purchases. The effects of the fuel collars on the consolidated financial statements, which were designated as cash flow hedges were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain (loss) recognized in other comprehensive income (loss)—effective portion	$592	$(147)	$—
Gain (loss) recognized in other income (expense)—ineffective portion	165	(302)	—
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	(1,954)	—	—

	$(1,197)	$(449)	$—

The effects of the fuel options on the consolidated financial statements, which were not designated as hedging instruments were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain recognized in other income (expense)	$3,218	$2,422	$—

Foreign Currency Options

As of December 31, 2012, we had foreign currency derivatives consisting of call options with deferred premiums which are used to mitigate the financial impact of volatility in foreign currency exchange rates related to our ship construction contracts denominated in euros. If the spot rate at the date the ships are delivered is less than the strike price under these option contracts we would pay the deferred premium and not exercise the foreign currency options. The notional amount of our foreign currency options was €395.0 million, or $521.1 million based on the euro/U.S. dollar exchange rate as of December 31, 2012. The effects of the foreign currency options on the consolidated financial statements, which were designated as cash flow hedges were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Loss recognized in other comprehensive income (loss)—effective portion	$(19,428)	$(14,583)	$(1,125)
Gain (loss) recognized in other income (expense)—ineffective portion	(864)	(239)	20

	$(20,292)	$(14,822)	$(1,105)

Foreign Currency Forward Contracts

As of December 31, 2012, we had foreign currency forward contracts which are used to mitigate the financial impact of volatility in foreign currency exchange rates related to our ship construction contracts denominated in euros. The notional amount of our foreign currency forward contracts was €197.0 million, or $259.9 million based on the euro/U.S. dollar exchange rate as of December 31, 2012. The effects of the foreign currency forward contracts on the consolidated financial statements, which were designated as cash flow hedges were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain recognized in other comprehensive income (loss)—effective portion	$11,685	$—	$—
Loss recognized in other income (expense)—ineffective portion	—	—	(33,061)

	$11,685	$—	$(33,061)

Foreign Currency Collar

As of December 31, 2012, we had a foreign currency collar used to mitigate the volatility of foreign currency exchange rates related to our ship construction contracts denominated in euros. The notional amount of our foreign currency collar was €100.0 million, or $131.9 million based on the euro/U.S. dollar exchange rate as of December 31, 2012.

The effects of the foreign currency collar on the consolidated financial statements, which was designated as a cash flow hedge was as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain recognized in other comprehensive income (loss)—effective portion	$8,152	$—	$—

Interest Rate Swap

We had an interest rate swap which matured in October 2010 and we recognized a loss of $623,000 in other income (expense).

Other

The carrying amounts reported in the consolidated balance sheets of all other financial assets and liabilities approximate fair value.

Long-Term Debt

As of December 31, 2012 and 2011, the fair value of our long-term debt, including the current portion, was $3,106.9 million and $3,113.9 million, respectively, which was $121.5 million and $75.8 million higher, respectively, than the carrying values. The difference between the fair value and carrying value of our long-term debt is due to our fixed and variable rate debt obligations carrying interest rates that are above or below market rates at the measurement dates. The fair value of our long-term debt was calculated based on estimated rates for the same or similar instruments with similar terms and remaining maturities resulting in Level 2 inputs in the fair value hierarchy. Market risk associated with our long-term variable rate debt is the potential increase in interest expense from an increase in interest rates. The calculation of the fair value of our long-term debt is considered a Level 2 input.

Non-recurring Measurements of Non-financial Assets

Goodwill and other long-lived assets, principally tradenames, are reviewed for impairment on an annual basis or earlier if there is an event or change in circumstances that would indicate that the carrying value of these assets could not be fully recovered.

If the carrying amount of the asset exceeds the estimated expected undiscounted future cash flows, we measure the amount of the impairment by comparing the carrying amount of the asset to its fair value. We estimate fair value based on the best information available making whatever estimates, judgments and projections considered necessary. The estimation of fair value measured by discounting expected future cash flows at discount rates commensurate with the risk involved are considered Level 3 inputs. We do not believe that we have any impairment to our goodwill or tradenames as of December 31, 2012. We believe our estimates and judgments with respect to our goodwill and tradenames are reasonable. Nonetheless, if there was a material change in assumptions used in the determination of such fair values or if there is a material change in the conditions or circumstances that influence such assets, we could be required to record an impairment charge.

In February 2012, we acquired Sixthman, a company specializing in developing and delivering music oriented Charters. The purchase price was $7.5 million, consisting of $4.0 million in cash and $3.5 million in contingent consideration. As of September 30, 2012, we completed our allocation of the purchase price, which has resulted in recording $8.5 million of goodwill and tradenames related to the acquisition.

Employee Benefits and Share Option Plans	12 Months Ended
Dec. 31, 2012
Employee Benefits and Share Option Plans
7.	Employee Benefits and Share Option Plans

Profits Sharing Agreement

In 2009, we adopted a profits sharing agreement which authorizes us to grant profits interests in the Company to certain key employees. These interests generally vest with the holders based on a combination of performance-based and time-based vesting metrics, each as specified in the Profits Sharing Agreement and each holder’s award agreement. Genting HK, the Apollo Funds and the TPG Viking Funds are entitled to initially receive any distributions made by the Company, pro rata based on their shareholdings in the Company. Once Genting HK, the Apollo Funds and the TPG Viking Funds receive distributions in excess of certain hurdle amounts specified in the Profits Sharing Agreement and each holder’s award agreement, each vested profits interest award generally entitles the holder of such award to a portion of such excess distribution amount.

In connection with the Corporate Reorganization, NCLC’s outstanding profits interests granted under the Profits Sharing Agreement to management (or former management) of NCLC, including the Ordinary Profits Units, are exchanged for an economically equivalent number of NCL Corporation Units. We refer to the NCL Corporation Units exchanged for profits interests granted under the Profits Sharing Agreement as “Management NCL Corporation Units”. The Management NCL Corporation Units received upon the exchange of outstanding profits interests are subject to the same time-based vesting requirements and performance-based vesting requirements applicable to the profits interests for which they were exchanged. The Management NCL Corporation Units issued in exchange for the profits interests represent a 2.7% economic interest in NCLC, based on the IPO price of $19.00 per ordinary share.

The Management NCL Corporation Units, generally consisting of fifty percent of “Time-Based Units” (“TBUs”) and fifty percent of “Performance-Based Units” (“PBUs”). The TBUs generally vest over five years and upon a distribution event, the vesting amount of the PBUs is based on the amount of proceeds that are realized above certain hurdles.

The termination of employment results in forfeiture of any non-vested TBUs and all PBUs. TBUs that are vested can be either continued by the Company or cancelled and paid to the employee. Cancellation can take place anytime after termination but not before two years after the grant date.

The fair value of the profits interests was computed using a binomial (lattice) model using the following assumptions:

	Year Ended December 31,
	2012	2011	2010
Dividend yield	0%	0%	0%
Expected stock price volatility	50.00%	50.00%	50.00%
Risk-free interest rate	1.36%	1.41%	1.41%
Expected unit life	3 years	3 years	3 years

Expected stock price volatility was based on annual volatilities of comparable companies in our industry based on three years of historical data. Risk-free interest rates were adjusted to the average risk-free rates applicable at the grant date. The expected unit life was calculated with the expectation of a distribution event occurring within a three-year period. We estimated forfeitures based on our historical termination rates for the last three years.

The aggregate fair value for the profits interests as of December 31, 2012 was comprised of $13.8 million for PBUs and $8.6 million for TBUs. Total share-based compensation expense recognized for the years ended December 31, 2012, 2011 and 2010 was $0.7 million, $1.2 million and $2.5 million, respectively, and was recorded in marketing, general and administrative expense. As of December 31, 2012, there was $0.6 million of total unrecognized compensation expense related to TBU non-vested shares. As of December 31, 2012, there was no aggregate intrinsic value of options outstanding and exercisable. Pertinent information covering the profits interests pursuant to the Profits Sharing Agreement was as follows:

	Number of Management NCL Corporation Units (1)		TBUs Weighted- Average Price	PBUs Weighted- Average Price
	TBUs	PBUs
Outstanding as of December 31, 2011	2,087,283	3,328,541	$3.53	$3.42
Granted	186,052	186,052	$3.44	$5.98
Forfeited	(7,781)	(18,856)	$3.18	$3.72

Outstanding as of December 31, 2012	2,265,554	3,495,737	$3.53	$3.56

Vested as of December 31, 2012	1,425,258	966,064	$3.86	$3.41

Non-vested as of December 31, 2012	840,296	2,529,674	$2.96	$3.61

(1)	Share amounts reflect the exchange of profits interest for Management NCL Corporate Units in connection with the Corporate Reorganization.

Employee Benefit Plans

Certain of our employees are employed pursuant to agreements that provide for severance payments. Severance is generally only payable upon an involuntary termination of the employee’s employment by us without cause or a termination by the employee for good reason. Severance generally includes a cash payment based on the employee’s base salary (and in some cases, bonus), and our payment of the employee’s continued medical benefits for the applicable severance period. During 2008, we entered into a severance agreement with our former chief executive officer. As of December 31, 2012, the remaining liability was $15.0 million, which includes a fully vested co-investment profits interest award granted under the Profits Sharing Agreement described above.

We maintain annual incentive bonus plans for our executive officers and other key employees. Bonuses under these plans become earned and payable based on both the Company’s and each individual’s performance during the applicable performance period and the individual’s continued employment. Company performance criteria include the attainment of certain financial targets and other strategic objectives.

We maintain a 401(k) Plan for our shoreside employees, including our executive officers. Participants may contribute up to 100% of eligible compensation each pay period, subject to certain limitations. We make matching contributions equal to 100% of the first 3% and 50% of the next 4%—10% of each participant’s contributions. In addition, we may make discretionary supplemental contributions to the Plan, which shall be allocated to each eligible participant on a pro-rata basis based on the compensation of the participant to the total compensation of all participants. Our matching contributions are vested according to a five-year schedule. The 401(k) Plan is subject to the provisions of ERISA and is intended to be qualified under section 401(a) of the U.S. Internal Revenue Code (the “Code”).

Our contributions are reduced by contributions forfeited by those employees who leave the 401(k) Plan prior to vesting fully in the contributions. Forfeited contributions of $0.1 million were utilized in the year ended December 31, 2012 and $0.2 million were utilized in each of the years ended December 31, 2011, and 2010.

We maintain a Supplemental Executive Retirement Plan (“SERP”), which is a legacy unfunded defined contribution plan for certain of our executives who were employed by the Company in an executive capacity prior to 2008. The SERP was frozen to future participation following that date. Messrs. Sheehan and Stuart are the only Named Executive Officers who are eligible to participate in the SERP. The SERP provides for Company contributions on behalf of the participants to compensate them for the benefits that are limited under the 401(k) Plan. We credit participants under the SERP for amounts that would have been contributed by us to the Company’s previous Defined Contribution Retirement Plan and the former 401(k) Plan without regard to any limitations imposed by the Code. Participants do not make any elective contributions under this plan. As of December 31, 2012 and 2011, the aggregate balance of participants’ deferred compensation accounts under the SERP Plan was $0.4 million and $0.7 million, respectively.

We recorded expenses related to the above 401(k) Plan and SERP of $2.8 million, $2.6 million and $2.7 million for the years ended December 31, 2012, 2011 and 2010, respectively.

We maintain a Senior Management Retirement Savings Plan (“SMRSP”), which is a legacy unfunded defined contribution plan for certain of our employees, who were employed by the Company prior to 2001. The SMRSP provides for Company contributions on behalf of the participants to compensate them for the difference between the qualified plan benefits that were previously available under the Company’s cash balance pension plan and the redesigned 401(k) Plan. We credit participants under the SMRSP Plan for the difference in the amount that would have been contributed by us to the Company’s previous Norwegian Cruise Line Pension Plan and the qualified plan maximums of the new 401(k) Plan.

Effective January 2009, we implemented the Shipboard Retirement Plan which computes benefits based on years of service, subject to eligibility requirements of the Shipboard Retirement Plan. The Shipboard Retirement Plan is unfunded with no plan assets. The current portion of the projected benefit obligation of $0.7 million and $1.0 million was included in accrued expenses and other liabilities as of December 31, 2012 and 2011, respectively, and $15.5 million and $12.3 million was included in other long-term liabilities in our consolidated balance sheet as of December 31, 2012 and 2011, respectively. The amounts related to the Shipboard Retirement Plan were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Pension expense:
Service cost	$1,367	$1,072	$980
Interest cost	604	531	481
Amortization of prior service cost	378	378	378
Amortization of actuarial loss (gain)	13	—	(29)

Total pension expense	$2,362	$1,981	$1,810

Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$13,329	$9,478	$8,017
Service cost	1,367	1,072	980
Interest cost	604	531	481
Actuarial loss	1,721	2,993	—
Direct benefit payments	(800)	(745)	—

Projected benefit obligation at end of year	$16,221	$13,329	$9,478

Amounts recognized in the consolidated balance sheets:
Projected benefit obligation	$16,221	$13,329	$9,478

Amounts recognized in accumulated other comprehensive income (loss):
Prior service cost	$(6,427)	$(6,805)	$(7,183)
Accumulated actuarial gain (loss)	(3,320)	(1,612)	1,381

Accumulated other comprehensive income (loss)	$(9,747)	$(8,417)	$(5,802)

The discount rates used in the net periodic benefit cost calculation for the years ended December 31, 2012, 2011 and 2010 were 4.7%, 5.5% and 6.0%, respectively, and the actuarial loss is amortized over 18.86 years. The discount rate is used to measure and recognize obligations, including adjustments to other comprehensive income (loss), and to determine expense during the periods. It is determined by using bond indices which reflect yields on a broad maturity and industry universe of high-quality corporate bonds.

The pension benefits expected to be paid in each of the next five years and in aggregate for the five years thereafter are as follows (in thousands):

Year	Amount
2013	$716
2014	767
2015	794
2016	807
2017	873
Next five years	5,607

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Taxes
6.	Income Tax Expense, Net

NCLH is treated as a corporation for U.S. federal income tax purposes. For the six months ended June 30, 2013, income tax expense, net was $3.2 million, which consists of a one-time expense of $4.2 million due to a change in U.S. tax status from a partnership to a corporation in connection with our recent IPO, a benefit of $5.0 million in connection with our prepayments of debt, and a $4.0 million expense from our U.S. operations.

8.	Income Taxes

We are incorporated in Bermuda, and our subsidiary, Arrasas Limited, is incorporated in the Isle of Man. Generally, we are not subject to income tax in respect of activities undertaken outside these countries.

Under current Bermuda law, we are not subject to tax on income or capital gains. We have received from the Minister of Finance under The Exempted Undertakings Tax Protection Act 1966, as amended, an assurance that, in the event that Bermuda enacts legislation imposing tax computed on profits, income, any capital asset, gain or appreciation, or any tax in the nature of estate duty or inheritance, then the imposition of any such tax shall not be applicable to us or to any of our operations or shares, debentures or other obligations, until March 31, 2035.

We previously had operations in Norway through NCL Holdings ASA (“NCLHA”) and its subsidiaries. Deferred tax assets and liabilities that relate to these prior operations are comprised of the following (in thousands):

	December 31,
	2012	2011
Deferred tax assets:
Loss carryforwards	$30,945	$32,735
Shares in NCL Cruises Ltd.	81,715	64,618
Pension obligation	422	418
Other	113	140

	113,195	97,911
Valuation allowance	(113,195)	(97,911)

Total net deferred taxes	$—	$—

Taxable losses in Norway can be carried forward indefinitely. Total losses available for carry forward related to NCLHA as of December 31, 2012 and 2011 are $110.5 million and $116.9 million, respectively.

In January 2008, NCLC became a partnership for U.S. federal income tax purposes and therefore incurs no U.S. Federal or State income tax liability. Each partner is required to take into account its allocable share of items of income, gain, loss and deduction of the partnership in computing its U.S. federal income tax liability, regardless of whether or not cash distributions are made.

Through 2009, income derived from our U.S.-flagged operation, net of applicable deductions, generally would have been subject to U.S. federal income taxation (generally at a rate of 35%) and state and local taxes. U.S.-sourced dividends and interest paid by our U.S.-flagged operation generally would have been subject to a 30% withholding tax, unless exempt under one of various exceptions.

In December 2009, NCL America Holdings, Inc., the tax owner of the assets of our U.S.-flagged operation, was converted to a limited liability company under Delaware law which resulted in a complete liquidation for U.S. income tax purposes. Thus, subsequent to December 2009, taxes on the income from our U.S.-flagged operation are imposed on our shareholders and we may distribute funds to our shareholders to pay such taxes, or in some cases, pursuant to section 1446 of the Code, withhold such taxes at the partnership level.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies
8.	Commitments and Contingencies

Ship Construction Contracts

Norwegian Getaway is under construction with Meyer Werft and is scheduled for delivery in January 2014. This ship will be approximately 144,000 Gross Tons with 4,000 Berths at an aggregate cost of approximately €625.9 million, or $814.3 million based on the euro/U.S. dollar exchange rate as of June 30, 2013. We have export credit financing in place for this ship that provides financing for 90% of its contract price.

We have also ordered two additional cruise ships from Meyer Werft for delivery in the fourth quarter of 2015 and the first quarter of 2017. The new Breakaway Plus Class Ships will be the largest in our fleet at approximately 163,000 Gross Tons and 4,200 Berths each and will be similar in design and innovation to our Breakaway Class Ships. The combined contract cost of the two Breakaway Plus Class Ships is approximately €1.4 billion, or $1.8 billion based on the euro/U.S. dollar exchange rate as of June 30, 2013. We have export credit financing in place for these ships that provides financing for 80% of their contract price.

In connection with the contracts to build the ships, we do not anticipate any contractual breaches or cancellation to occur. However, if any would occur, it could result in, among other things, the forfeiture of prior deposits or payments made by us and potential claims and impairment losses which may materially impact our business, financial condition and results of operations.

Litigation

In July 2009, a class action complaint was filed against NCL (Bahamas) Ltd. in the United States District Court, Southern District of Florida, on behalf of a purported class of crew members alleging inappropriate deductions of their wages pursuant to the Seaman’s Wage Act and wrongful termination resulting in a loss of retirement benefits. In December 2010, the Court denied the plaintiffs’ Motion for Class Certification. In February 2011, the plaintiffs filed a Motion for Reconsideration as to the Court’s Order on Class Certification which was denied. The Court tried six individual plaintiffs’ claims, and in September 2012 awarded wages aggregating approximately $100,000 to such plaintiffs. The plaintiffs have filed an appeal of the Court’s decision in the individual actions as well as the denial of the Class Certification. We intend to vigorously defend this appeal and are not able at this time to estimate the impact of these proceedings.

In May 2011, a class action complaint was filed against NCL (Bahamas) Ltd. in the United States District Court, Southern District of Florida, on behalf of a purported class of crew members alleging inappropriate deductions of their wages pursuant to the Seaman’s Wage Act and breach of contract. In July 2012, this action was stayed by the Court pending the outcome of the litigation commenced with the class action complaint filed in July 2009. We are vigorously defending this action and are not able at this time to estimate the impact of these proceedings.

In the normal course of our business, various other claims and lawsuits have been filed or are pending against us. Most of these claims and lawsuits are covered by insurance and, accordingly, the maximum amount of our liability is typically limited to our deductible amount. Nonetheless, the ultimate outcome of these claims and lawsuits that are not covered by insurance cannot be determined at this time. We have evaluated our overall exposure with respect to all of our threatened and pending litigation and, to the extent required, we have accrued amounts for all estimable probable losses associated with our deemed exposure. We are currently unable to estimate any other potential contingent losses beyond those accrued, as discovery is not complete nor is adequate information available to estimate such range of loss or potential recovery. We intend to vigorously defend our legal position on all claims and, to the extent necessary, seek recovery.

9.	Commitments and Contingencies

Operating Leases

Total expense under non-cancelable operating lease commitments, primarily for offices, motor vehicles and office equipment was $9.5 million, $9.1 million and $12.4 million for the years ended December 31, 2012, 2011and 2010, respectively.

As of December 31, 2012, minimum annual rentals for non-cancelable leases with initial or remaining terms in excess of one year were as follows (in thousands):

Year	Amount
2013	$6,577
2014	6,243
2015	5,351
2016	4,800
2017	4,826
Thereafter	10,373

Total	$38,170

Rental payments applicable to such operating leases are recognized on a straight-line basis over the term of the lease.

Ship Construction Contracts

In September 2010, we reached an agreement with a shipyard to build two new next generation Freestyle Cruising ships Norwegian Breakaway and Norwegian Getaway with financing commitments in place from a syndicate of banks for export credit financing. These ships, each at approximately 144,000 Gross Tons and 4,000 Berths, are scheduled for delivery in the second quarter of 2013 and first quarter of 2014, respectively. The aggregate contract price of the two ships is approximately €1.3 billion, or $1.7 billion based on the euro/U.S. dollar exchange rate as of December 31, 2012.

In October 2012, we reached an agreement with Meyer Werft GmbH of Papenburg, Germany to build a new cruise ship for delivery in the fourth quarter of 2015 with an option to build a second ship with an expected delivery date in spring 2017. Currently referred to as “Breakaway Plus,” this new ship will be the largest in our fleet at approximately 163,000 Gross Tons and 4,200 Berths and will be similar in design and innovation to our current Breakaway class ships which are currently under construction. The contract cost of this ship is approximately €698.4 million, or $921.4 million based on the euro/U.S. dollar exchange rate as of December 31, 2012. We entered into an export credit facility that provides financing for 80% of the contract price of the ship. In addition, we have an option in place for export credit financing for the second ship on similar terms.

In connection with the contracts to build the three ships, we do not anticipate any contractual breaches or cancellation to occur. However, if any would occur, it could result in, among other things, the forfeiture of prior deposits or payments made by us and potential claims and impairment losses which may materially impact our business, financial condition and results of operations.

As of December 31, 2012, minimum annual payments for non-cancelable ship construction contracts with initial or remaining terms in excess of one year were as follows (in thousands):

Year	Amount
2013	$705,765
2014	773,061
2015	792,369
2016	—
2017	—
Thereafter	—

Total	$2,271,195

Port Facility Commitments

As of December 31, 2012, future commitments to pay for usage of certain port facilities were as follows (in thousands):

Year	Amount
2013	$23,523
2014	25,155
2015	26,008
2016	26,680
2017	26,665
Thereafter	69,792

Total	$197,823

The U.S. Federal Maritime Commission requires evidence of financial responsibility for those offering transportation on passenger ships operating out of U.S. ports to indemnify passengers in the event of non-performance of the transportation. Accordingly, we are required to maintain a $15.0 million third-party performance guarantee on our behalf in respect of liabilities for non-performance of transportation and other obligations to passengers. Proposed regulations would revise the financial requirements with respect to both death/injury and non-performance coverages. Also we have a legal requirement for us to maintain a security guarantee based on cruise business originated from the United Kingdom and have a bond with the Association of British Travel Agents currently valued at British Pound Sterling 3.2 million. We also are required to establish financial responsibility by other jurisdictions to meet liability in the event of non-performance of our obligations to passengers from those jurisdictions.

Litigation

In July 2009, a class action complaint was filed against NCL (Bahamas) Ltd. in the United States District Court, Southern District of Florida, on behalf of a purported class of crew members alleging inappropriate deductions of their wages pursuant to the Seaman’s Wage Act and wrongful termination resulting in a loss of retirement benefits. In December 2010, the Court denied the plaintiffs’ Motion for Class Certification. In February 2011, the plaintiffs filed a Motion for Reconsideration as to the Court’s Order on Class Certification which was denied. The Court tried six individual plaintiffs’ claims, and in September 2012 awarded wages aggregating approximately $100,000 to such plaintiffs. The plaintiffs’ have filed an appeal of the Court’s decision in the individual actions as well as the denial of the Class Certification. We intend to vigorously defend this appeal and are not able at this time to estimate the impact of these proceedings.

In May 2011, a class action complaint was filed against NCL (Bahamas) Ltd. in the United States District Court, Southern District of Florida, on behalf of a purported class of crew members alleging inappropriate deductions of their wages pursuant to the Seaman’s Wage Act and breach of contract. In July 2012 this action was stayed by the Court pending the outcome of the litigation commenced with the class action complaint filed in July 2009. We are vigorously defending this action and are not able at this time to estimate the impact of these proceedings.

In the normal course of our business, various other claims and lawsuits have been filed or are pending against us. Most of these claims and lawsuits are covered by insurance and, accordingly, the maximum amount of our liability is typically limited to our deductible amount. Nonetheless, the ultimate outcome of these claims and lawsuits that are not covered by insurance cannot be determined at this time. We have evaluated our overall exposure with respect to all of our threatened and pending litigation and, to the extent required, we have accrued amounts for all estimable probable losses associated with our deemed exposure. We are currently unable to estimate any other potential contingent losses beyond those accrued, as discovery is not complete nor is adequate information available to estimate such range of loss or potential recovery. We intend to vigorously defend our legal position on all claims and, to the extent necessary, seek recovery.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information
10.	Supplemental Cash Flow Information

For the years ended December 31, 2012, 2011 and 2010 we paid interest and related fees of $240.6 million, $186.7 million and $254.8 million, respectively. For the year ended December 31, 2012, we had a non-cash investing activity in connection with the Norwegian Sky purchase agreement of $206.1 million.

Condensed Financial Information of the Registrant	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of the Registrant
11.	Condensed Financial Information of the Registrant

Our debt agreements limit or prohibit, and any of our future debt arrangements may restrict, among other things, the ability of our subsidiaries, including NCLC, to pay distributions to NCLH and our ability to pay cash dividends to our shareholders. We are a holding company and depend upon our subsidiaries for their ability to pay distributions to us to finance any dividend or pay any other obligations of NCLH. The following is our condensed financial information.

Norwegian Cruise Line Holdings Ltd.

CONDENSED STATEMENTS OF OPERATIONS

(in thousands, except share and per share data)

	Years Ended December 31,
	2012	2011	2010
Non-operating income (expense)
Equity in earnings of subsidiaries	$168,556	$126,859	$22,986

Total non-operating income (expense)	168,556	126,859	22,986

Net income	$168,556	$126,859	$22,986

Earnings per share
Basic	$0.95	$0.71	$0.13

Diluted	$0.94	$0.71	$0.13

Weighted-average shares outstanding
Basic	178,232,850	177,869,461	177,563,047

Diluted	179,023,683	178,859,720	178,461,210

Comprehensive income
Net income	$168,556	$126,859	$22,986
Total other comprehensive income (loss)	2,175	(24,103)	2,010

Total other comprehensive income	$170,731	$102,756	$24,996

Norwegian Cruise Line Holdings Ltd.

CONDENSED BALANCE SHEETS

(in thousands, except for share data)

	December 31,
	2012	2011
Assets
Deferred assets	$5,943	$3,680
Investment in subsidiaries	2,010,318	1,836,657

Total assets	$2,016,261	$1,840,337

Liabilities and Shareholders’ Equity
Liabilities:
Due to NCLC	$5,943	$3,680

Total liabilities	$5,943	$3,680

Shareholders’ equity:
Ordinary shares, $.0012 par value; 40,000,000 shares authorized; 21,000,000 shares issued and outstanding	25	25
Additional paid-in capital	2,327,097	2,324,167
Accumulated other comprehensive income (loss)	(17,619)	(19,794)
Retained earnings (deficit)	(299,185)	(467,741)

Total shareholders’ equity	2,010,318	1,836,657

Total liabilities and shareholders’ equity	$2,016,261	$1,840,337

Norwegian Cruise Line Holdings Ltd.

CONDENSED STATEMENTS OF CASH FLOWS

(in thousands)

	Year Ended December 31,
	2012	2011	2010
Cash flows from operating activities
Net income	$168,556	$126,859	$22,986
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(168,556)	(126,859)	(22,986)

Cash flows from operating activities	—	—	—
Net increase (decrease) in cash and cash equivalents	—	—	—
Cash and cash equivalents at beginning of year	—	—	—

Cash and cash equivalents at end of year	$—	$—	$—

Subsequent Event	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Event
9.	Subsequent Event

In July 2013, we confirmed an order with Meyer Werft to proceed with the construction of the second Breakaway Plus Class Ship to be delivered in the first quarter of 2017. The contract cost of this second Breakaway Plus Class Ship is approximately €698.4 million, or $908.6 million based on the euro/U.S. dollar exchange rate as of June 30, 2013. We have export credit financing in place for this ship that provides financing for 80% of its contract price.

12.	Subsequent Events

On January 24, 2013, NCLH, which was formed with the issuance of 10,000 ordinary shares at $.001 per share in February 2011, completed an IPO of its ordinary shares. In connection with the consummation of the IPO, NCLC’s ordinary shares were exchanged for the ordinary shares of NCLH, and NCLH became the owner of 100% of the ordinary shares (representing a 97.3% economic interest) and parent company of NCLC (the “Corporate Reorganization”). The Corporate Reorganization was effected solely for the purpose of reorganizing our corporate structure. NCLH has not, prior to the completion of the Corporate Reorganization, conducted any activities other than those incidental to its formation and preparations for the Corporate Reorganization and the IPO. Following the IPO, the relative ownership percentages of NCLH’s ordinary shares were as follows: Genting HK (43.4%), the Apollo Funds (32.5%), the TPG Viking Funds (10.8%) and public shareholders (13.3%). NCLH is treated as a corporation for U.S. federal income tax purposes.

In February 2013, we issued $300.0 million aggregate principal amount of Senior Notes. The Notes will bear interest at a rate of 5.00% per annum and will mature on February 15, 2018. Interest on the Notes will be payable semiannually on February 15 and August 15 of each year, commencing on August 15, 2013. The notes were issued at 99.451%.

We used the net proceeds that we received from the IPO and notes offering, aggregating approximately $770.0 million, to pay down debt; including (i) a prepayment of an aggregate $55.6 million that became payable upon the consummation of the IPO consisting of $21.3 million on our €624.0 million Norwegian Pearl and Norwegian Gem Revolving Credit Facility, $14.7 million on our €308.1 million Pride of Hawai’i loan, $8.0 million on our $334.1 million Norwegian Jewel loan, $10.1 million on our €258.0 million Pride of America loan, and $1.5 million on our €40.0 million Pride of America commercial loan, (ii) a payment to Genting HK of $79.7 million in connection with the Norwegian Sky purchase agreement, (iii) a full redemption of our $450.0 million 11.75% senior secured notes due 2016, (iv) a partial redemption of $122.5 million aggregate principal amount of our $350.0 million 9.50% senior notes. Related premiums, breakage fees and expenses associated with the IPO, notes offering and the redemptions of our notes are estimated to be approximately $104.0 million.

Given the issuance of NCLH’s financial statements for the three months ended March 31, 2013, which is the period in which the reorganization was effective, the consolidated balance sheets as of December 31, 2012 and 2011, and the consolidated statements of operations, comprehensive income, cash flows and changes in stockholders’ equity for the three years ended December 31, 2012 have now been recast to reflect the reorganization.

Quarterly Selected Financial Data (Unaudited) (in thousands, except per share data)	12 Months Ended
Dec. 31, 2012
Quarterly Selected Financial Data (Unaudited) (in thousands, except per share data)
13.	Quarterly Selected Financial Data (Unaudited) (in thousands, except per share data)

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2012	2011	2012	2011	2012	2011	2012		2011
Total revenue	$515,430	$495,510	$583,234	$568,586	$674,411	$666,634	$503,171		$488,594
Operating income	46,444	37,504	87,006	76,250	174,138	160,019	49,505		42,339
Net income (loss)	3,284	(7,933)	36,031	29,224	128,188	107,509	1,053	(1)	(1,941)
Earnings (loss) per share:
Basic and Diluted	$0.02	$(0.04)	$0.20	$0.16	$0.72	$0.60	$0.01		$(0.01)

The seasonality of the North American cruise industry generally results in the greatest demand for cruises during the summer months. This predictable seasonality in demand has resulted in fluctuations in our revenue and results of operations. The seasonality of our results is increased due to ships being taken out of service for regularly scheduled Dry-docks, which we typically schedule during non-peak demand periods.

(1)	Includes a non-recurring share-based compensation charge of $4.5 million related to a former CEO.

Corporate Reorganization	6 Months Ended
Jun. 30, 2013
Corporate Reorganization
1.	Corporate Reorganization

In January 2013, NCLH completed the IPO of 27,058,824 ordinary shares, par value $.001 per share. In connection with the consummation of the IPO, NCLC’s ordinary shares were exchanged for the ordinary shares of NCLH, and NCLH became the owner of 100% of the ordinary shares (representing a 97.3% economic interest) and parent company of NCLC (the “Corporate Reorganization”). Accordingly, NCLH contributed $460.0 million to NCLC and the historical financial statements of NCLC became those of NCLH. As a result of the Corporate Reorganization, the Management NCL Corporation Units created a non-controlling interest within NCLH. The Corporate Reorganization was effected solely for the purpose of reorganizing our corporate structure. NCLH had not, prior to the completion of the Corporate Reorganization, conducted any activities other than those incidental to its formation and to preparations for the Corporate Reorganization and the IPO (we refer you to Note 5—“Related Party Disclosures” for more information on the Corporate Reorganization).

Accumulated Other Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2013
Accumulated Other Comprehensive Income (Loss)
3.	Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) for the six months ended June 30, 2013 was as follows (in thousands):

	Accumulated Other Comprehensive Income (Loss)	Change Related to Cash Flow Hedges		Change Related to Shipboard Retirement Plan
Accumulated other comprehensive income (loss) at beginning of period	$(17,619)	$(7,872)		$(9,747)
Current period other comprehensive loss before reclassifications	(28,046)	(28,046)		—
Amounts reclassified from accumulated other comprehensive income (loss)	(1,742)	(1,971	)(1)	229 (2)

Accumulated other comprehensive income (loss) at end of period	$(47,407)	$(37,889	)(3)	$(9,518)

(1)	Amount reclassified to fuel expense.
(2)	Amortization of prior-service cost and actuarial loss reclassified to payroll and related expense.
(3)	Of the existing amounts related to derivatives designated as cash flow hedges, $5.0 million is expected to be reclassified into earnings in the next 12 months.

Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements are unaudited and, in our opinion, contain all normal recurring adjustments necessary for a fair statement of the results for the periods presented.

Our operations are seasonal and results for interim periods are not necessarily indicative of the results for the entire fiscal year. Historically, demand for cruises has been strongest during the summer months. The interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2012, which are included in our most recently filed Annual Report on Form 10-K.

Basis of Presentation

Our consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and contain all normal recurring adjustments necessary for a fair statement of the results for the periods presented. Estimates are required for the preparation of consolidated financial statements in accordance with generally accepted accounting principles and actual results could differ from these estimates. All significant intercompany accounts and transactions are eliminated in consolidation.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are stated at cost, and include cash and investments with original maturities of three months or less at acquisition and also include amounts due from credit card processors.

Restricted Cash

Restricted Cash

Restricted cash consists of cash collateral in respect of certain agreements and is included in prepaid expenses and other assets and other long-term assets in our consolidated balance sheets.

Accounts Receivable		Accounts Receivable Accounts receivable are shown net of an allowance for doubtful accounts of $1.4 million and $1.9 million as of December 31, 2012 and 2011, respectively.
Inventories		Inventories Inventories mainly consist of provisions, supplies and fuel and are carried at the lower of cost or market using the first-in, first-out method of accounting.
Advertising Costs

Advertising Costs

Advertising costs incurred that result in tangible assets, including brochures, are treated as prepaid expenses and charged to expense as consumed. Advertising costs of $8.3 million and $5.0 million as of December 31, 2012 and 2011, respectively, are included in prepaid expenses and other assets. Expenses related to advertising costs totaled $83.7 million, $79.9 million and $87.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to Norwegian Cruise Line Holdings Ltd. by the weighted-average shares outstanding during each period. Diluted earnings per share incorporates the incremental shares issuable upon conversion of potentially dilutive shares. A reconciliation between basic and diluted earnings (loss) per share was as follows (in thousands, except share and per share data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Net income (loss) attributable to Norwegian Cruise Line Holdings Ltd.	$(8,841)	$36,031	$(105,236)	$39,315

Basic weighted-average shares outstanding	203,997,492	178,199,155	201,189,562	178,178,612
Dilutive effect of awards	—	750,769	—	782,637

Diluted weighted-average shares outstanding	203,997,492	178,949,924	201,189,562	178,961,249

Basic earnings (loss) per share	$(0.04)	$0.20	$(0.52)	$0.22

Diluted earnings (loss) per share	$(0.04)	$0.20	$(0.52)	$0.22

Diluted loss per share for the three and six months ended June 30, 2013, did not include 6,728,789 and 6,325,138 shares, respectively, because the effect of including them would have been antidilutive.

Earnings Per Share

Basic earnings per share is computed by dividing net income by the weighted-average number of shares outstanding during each period. Diluted earnings per share incorporates the incremental shares issuable upon conversion of potentially dilutive shares. A reconciliation between basic and diluted earnings per share was as follows (in thousands, except per share data):

	Year Ended December 31,
	2012	2011	2010
Net income	$168,556	$126,859	$22,986

Basic weighted-average shares outstanding (1)	178,232,850	177,869,461	177,563,047
Diluted weighted-average shares outstanding (1)	179,023,683	178,859,720	178,461,218
Basic earnings per share	$0.95	$0.71	$0.13
Diluted earnings per share	$0.94	$0.71	$0.13

(1)	We have retrospectively applied the exchange of ordinary shares due to the Corporate Reorganization as the effect is substantially the same as a stock split.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost. Major renewals and improvements that we believe add value to our ships are capitalized as a cost of the ship while costs of repairs and maintenance, including Dry-docking costs, are charged to expense as incurred. During ship construction, certain interest is capitalized as a cost of the ship. Gains or losses on the sale of property and equipment are recorded as a component of operating income (expense) in our consolidated statements of operations.

Depreciation is computed on the straight-line basis over the estimated useful lives of the assets and after a 15% reduction for the estimated residual values of ships as follows:

Useful Life
Ships	30 years
Buildings	15-30 years
Computer hardware and software	3-5 years
Other property and equipment	3-40 years
Leasehold improvements	Shorter of lease term or asset life

Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or related asset life.

Long-lived assets are reviewed for impairment, based on estimated future cash flows, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Assets are grouped and evaluated at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of other groups of assets. We consider historical performance and future estimated results in our evaluation of potential impairment and then compare the carrying amount of the asset to the estimated future cash flows expected to result from the use of the asset. If the carrying amount of the asset exceeds estimated expected undiscounted future cash flows, we measure the amount of the impairment by comparing the carrying amount of the asset to its fair value. We estimate fair value based on the best information available making whatever estimates, judgments and projections are considered necessary. The estimation of fair value is generally measured by discounting expected future cash flows at discount rates commensurate with the risk involved.

Goodwill and Tradenames

Goodwill and Tradenames

Goodwill represents the excess of cost over the fair value of net assets acquired. We review goodwill and our tradenames for impairment annually or whenever events or changes in circumstances indicate that the carrying amount of goodwill and our tradenames may not be fully recoverable.

We have concluded that our business has a single reportable segment, with each ship considered to be a component. Each component constitutes a business for which discrete financial information is available and management regularly reviews the operating results and, therefore, each component is considered a reporting unit. Our reporting units have similar economic characteristics, including similar margins and similar products and services, therefore, we aggregate all of the reporting units in assessing goodwill.

The impairment review of goodwill is based on the expected future cash flows of our ships to determine a fair value of our aggregate reporting unit. Our discounted cash flow valuation reflects our projection for growth and profitability, taking into account our assessment of future market conditions and demand, as well as a determination of a cost of capital that incorporates both business and financial risks. We believe that the discounted cash flow approach is the most representative method to assess fair value, as it utilizes expectations of long-term growth whereas a market-based approach is less dynamic, especially in light of recent negative market conditions, the uncertainty in credit and capital markets and the resulting weakened economic environment.

Revenue and Expense Recognition

Revenue and Expense Recognition

Deposits received from guests for future voyages are recorded as advance ticket sales and are subsequently recognized as passenger ticket revenue along with onboard and other revenue, and all associated direct costs of a voyage are recognized as cruise operating expenses, on a pro rata basis over the period of the voyage.

Revenue and expenses include taxes assessed by a governmental authority that are directly imposed on a revenue-producing transaction between a seller and a customer. The amounts included on a gross basis are $133.6 million, $129.4 million and $110.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Foreign Currency

Foreign Currency

The majority of our transactions are settled in U.S. dollars. We translate assets and liabilities of our foreign subsidiaries at exchange rates in effect at the balance sheet date. Gains or losses resulting from transactions denominated in other currencies are recognized in our consolidated statements of operations within other income (expense) and such gains or losses were immaterial as of December 31, 2012, 2011 and 2010.

Derivative Instruments and Hedging Activity

Derivative Instruments and Hedging Activity

From time to time we enter into derivative contracts, primarily forward, swap, option and three-way collar contracts, to reduce our exposure to fluctuations in foreign currency exchange, interest rates and fuel prices. The criteria used to determine whether a transaction qualifies for hedge accounting treatment includes the correlation between fluctuations in the fair value of the hedged item and the fair value of the related derivative instrument and its effectiveness as a hedge. As the derivative is marked to fair value, we elected an accounting policy to net the fair value of our derivatives when a master netting arrangement exists with our counterparties.

A derivative instrument that hedges a forecasted transaction or the variability of cash flows related to a recognized asset or liability may be designated as a cash flow hedge. Changes in fair value of derivative instruments that are designated as cash flow hedges are recorded as a component of accumulated other comprehensive income (loss) until the underlying hedged transactions are recognized in earnings. To the extent that an instrument is not effective as a hedge, gains and losses are recognized in other income (expense) in our consolidated statements of operations. Realized gains and losses related to our fuel hedges are recognized in fuel expense. For presentation in our statement of cash flows, we have elected to classify the cash flows from our cash flow hedges in the same category as the cash flows from the items being hedged.

Concentrations of Credit Risk

Concentrations of Credit Risk

We monitor concentrations of credit risk associated with financial and other institutions with which we conduct significant business. Credit risk, including but not limited to counterparty non-performance under derivative instruments, our revolving credit facility and new ship progress payment guarantees, is not considered significant, as we primarily conduct business with large, well-established financial institutions and insurance companies that we have well-established relationships with and that have credit risks acceptable to us or the credit risk is spread out among a large number of creditors. We do not anticipate non-performance by any of our significant counterparties.

Insurance

Insurance

We use a combination of insurance and self-insurance for a number of risks including claims related to crew and guests, hull and machinery, war risk, workers’ compensation, property damage and general liability. Liabilities associated with certain of these risks, including crew and passenger claims, are estimated actuarially based upon known facts, historical trends and a reasonable estimate of future expenses. While we believe these accruals are adequate, the ultimate losses incurred may differ from those recorded.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are calculated in accordance with the liability method. Deferred taxes are recorded using the currently enacted tax rates that apply in the periods that the differences are expected to reverse. Deferred taxes are not discounted.

We provide a valuation allowance on deferred tax assets when it is more likely than not that such assets will not be realized. With respect to acquired deferred tax assets, future reversals of the valuation allowance will first be applied against goodwill and other intangible assets before recognition of a benefit in our consolidated statements of operations.

Share-Based Compensation

Share-Based Compensation

We recognize expense for our share-based compensation awards using a fair-value-based method. Share-based compensation expense is recognized over the requisite service period for awards that are based on service period and not contingent upon any future performance. We refer you to Note 7—“Employee Benefits and Share Option Plans.”

Segment Reporting

Segment Reporting

We have concluded that our business has a single reportable segment, with each ship considered to be a component. Each component constitutes a business for which discrete financial information is available and management regularly reviews the operating results and, therefore, each component is considered a reporting unit. Our reporting units have similar economic characteristics, including similar margins and similar products and services, therefore, we aggregate all of the reporting units.

Although we sell cruises on an international basis, our passenger ticket revenue is primarily attributed to guests who make reservations in North America. Revenue attributable to North American guests was 82% for the year ended December 31, 2012 and 83% for each of the years ended December 31, 2011 and 2010. Substantially all of our long–lived assets are located outside of the U.S. and consist primarily of our ships.

Revenue and Expense Recognition

Revenue and Expense Recognition

Revenue and expense includes taxes assessed by governmental authorities that are directly imposed on a revenue-producing transaction between a seller and a customer. The amounts included in revenue and expense on a gross basis were $36.1 million and $34.1 million for the three months ended June 30, 2013 and 2012, respectively, and $67.5 million and $66.6 million for the six months ended June 30, 2013 and 2012, respectively.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” Significant amounts reclassified from each component of accumulated other comprehensive income and the income statement line items affected by the reclassification shall be disclosed in a note to the consolidated financial statements or presented parenthetically on the face of the financial statements (we refer you to Note 3—“Accumulated Other Comprehensive Income (Loss)).”

We have adopted the disclosure requirements as presented in the amendment to subtopic 210-20 “Disclosures about Offsetting Assets and Liabilities” which requires that we disclose separately for assets and liabilities the gross recognition and the offsetting amounts which are permitted by our master netting arrangements for our derivative contracts (we refer you to Note 6—“Fair Value Measurements and Derivatives”).

Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Reconciliation between Basic and Diluted Earnings (Loss) Per Share

A reconciliation between basic and diluted earnings (loss) per share was as follows (in thousands, except share and per share data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Net income (loss) attributable to Norwegian Cruise Line Holdings Ltd.	$(8,841)	$36,031	$(105,236)	$39,315

Basic weighted-average shares outstanding	203,997,492	178,199,155	201,189,562	178,178,612
Dilutive effect of awards	—	750,769	—	782,637

Diluted weighted-average shares outstanding	203,997,492	178,949,924	201,189,562	178,961,249

Basic earnings (loss) per share	$(0.04)	$0.20	$(0.52)	$0.22

Diluted earnings (loss) per share	$(0.04)	$0.20	$(0.52)	$0.22

 A reconciliation between basic and diluted earnings per share was as follows (in thousands, except per share data):

	Year Ended December 31,
	2012	2011	2010
Net income	$168,556	$126,859	$22,986

Basic weighted-average shares outstanding (1)	178,232,850	177,869,461	177,563,047
Diluted weighted-average shares outstanding (1)	179,023,683	178,859,720	178,461,218
Basic earnings per share	$0.95	$0.71	$0.13
Diluted earnings per share	$0.94	$0.71	$0.13

(1)	We have retrospectively applied the exchange of ordinary shares due to the Corporate Reorganization as the effect is substantially the same as a stock split.

Estimated Useful Lives of Property and Equipment

Depreciation is computed on the straight-line basis over the estimated useful lives of the assets and after a 15% reduction for the estimated residual values of ships as follows:

Useful Life
Ships	30 years
Buildings	15-30 years
Computer hardware and software	3-5 years
Other property and equipment	3-40 years
Leasehold improvements	Shorter of lease term or asset life

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Property and Equipment

Property and equipment consisted of the following (in thousands):

	December 31,
	2012	2011
Ships	$5,601,375	$5,314,651
Ships under construction	376,007	184,498
Land	1,009	1,009
Other	233,235	202,928

	6,211,626	5,703,086
Less: accumulated depreciation and amortization	(1,251,484)	(1,062,993)

Total	$4,960,142	$4,640,093

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-term debt

Long-term debt consisted of the following (we refer you to Note 12—“Subsequent Events”):

	Interest Rate December 31,		Maturities Through	Balance December 31,
	2012	2011		2012	2011
				(in thousands)
€662.9 million Norwegian Epic Term Loan (1)	2.19%	2.46%	2022	$662,729	$723,990
€624.0 million Norwegian Pearl and Norwegian Gem Revolving Credit Facility (1)	3.40%	3.35%	2019	549,022	623,678
$450.0 million 11.75% Senior Secured Notes (2)	11.75%	11.75%	2016	446,571	445,914
€308.1 million Pride of Hawai’i Loan (1)	2.18%	2.20%	2018	232,583	284,449
$350.0 million 9.50% Senior Unsecured Notes (3)	9.50%	9.50%	2018	355,419	250,000
$334.1 million Norwegian Jewel Term Loan	3.06% - 6.86%	3.18% - 6.86%	2017	150,359	188,216
€258.0 million Pride of America Hermes Loan (1)	3.06% - 6.47%	3.28% - 6.47%	2017	133,468	172,463
$750.0 million Senior Secured Revolving Credit Facility	4.25%	4.31%	2015	91,000	128,000
€529.8 million Breakaway One Loan (1)	1.91%	2.18%	2025	150,996	118,651
€529.8 million Breakaway Two Loan (1)	4.50%	4.50%	2026	112,809	49,768
€590.5 million Breakaway Three Loan (1)	2.98%	—	2027	34,045	—
€40.0 million Pride of America Commercial Loan (1)	3.06% - 7.35%	3.28% - 7.35%	2017	20,288	26,215
€126 million Norwegian Jewel Term Loan	1.92%	2.11%	2016	22,134	10,212
€126 million Norwegian Jade Term Loan	1.92%	2.11%	2017	22,134	10,212
Capital lease obligations	3.00% - 5.00%	3.75% - 5.00%	2014	1,796	6,313

Total debt				2,985,353	3,038,081
Less: current portion of long-term debt				(221,233)	(200,582)

Total long-term debt				$2,764,120	$2,837,499

(1)	Currently U.S. dollar-denominated.
(2)	Net of unamortized original issue discount of $3.4 million and $4.1 million as of December 31, 2012 and 2011, respectively.
(3)	Net of unamortized premium of $5.4 million as of December 31, 2012.

Schedule of Principal Payments on Long-term Debt

The following are scheduled principal repayments on long-term debt including capital lease obligations as of December 31, 2012 for each of the next five years (in thousands):

Year	Amount
2013	$221,233
2014	239,988
2015	340,724
2016	727,872
2017	277,790
Thereafter	1,177,746

Total	$2,985,353

Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Shareholders and Share Ownership Percentage

As of December 31, 2012, our shareholders and their share ownership were as follows (we refer you to Note 12—“Subsequent Events”):

Shareholder	Number of Shares	Percentage Ownership
Genting HK (1)	10,500,000	50.0%
Apollo Funds (2)	7,875,000	37.5%
TPG Viking Funds (3)	2,625,000	12.5%

(1)	Genting HK owns their ordinary shares indirectly through Star NCLC Holdings Ltd., a Bermuda wholly-owned subsidiary.
(2)	The Apollo Funds own their ordinary shares indirectly through NCL Investment Ltd., a Bermuda company (2,795,968 ordinary shares) and NCL Investment II Ltd., a Cayman Islands company (5,079,032 ordinary shares).
(3)	The TPG Viking Funds own their ordinary shares through TPG Viking I, L.P., a Cayman Islands exempted limited partnership (1,957,525 ordinary shares), TPG Viking II, L.P., a Cayman Islands exempted limited partnership (576,118 ordinary shares) and TPG Viking AIV-III, L.P., a Delaware limited partnership (91,357 ordinary shares).

Fair Value Measurements and Derivatives (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivatives Measured at Fair Value and Balance Sheet Location

The following table sets forth the fair value of our derivatives including the balance sheet location (in thousands):

		Asset		Liability
	Balance Sheet location	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012
Fuel swaps designated as hedging instruments
	Prepaid expenses and other assets	$515	$5,955	$426	$876
	Other long-term assets	—	3,969	—	388
	Accrued expenses and other liabilities	1,514	188	4,548	204
	Other long-term liabilities	589	391	5,075	42

Fuel collars designated as hedging instruments
	Prepaid expenses and other assets	111	1,615	30	530
	Accrued expenses and other liabilities	385	51	391	69
	Other long-term liabilities	406	1,908	533	1,230

Fuel options not designated as hedging instruments
	Prepaid expenses and other assets	—	—	30	304
	Accrued expenses and other liabilities	—	—	391	—
	Other long-term liabilities	—	—	533	1,231

Foreign currency options designated as hedging instruments
	Accrued expenses and other liabilities	—	—	19,949	20,267
	Other long-term liabilities	—	—	—	16,443

Foreign currency forward contracts designated as hedging instruments
	Prepaid expenses and other assets	—	11,685	—	—

Foreign currency collar designated as a hedging instrument
	Prepaid expenses and other assets	6,886	—	1,009	—
	Other long-term assets	—	9,765	—	1,613

The following table sets forth our derivatives measured at fair value and discloses the balance sheet location (in thousands):

	December 31,
	2012	2011
Fuel swaps designated as hedging instruments:
Prepaid expenses and other assets	$5,079	$5,484
Other long-term assets	3,581	—
Accrued expenses and other liabilities	(16)	—
Other long-term liabilities	349	(440)
Fuel collars designated as hedging instruments:
Prepaid expenses and other assets	1,085	4,377
Other long-term assets	—	740
Accrued expenses and other liabilities	(18)	—
Other long-term liabilities	678	—
Fuel options not designated as hedging instruments:
Prepaid expenses and other assets	(304)	—
Accrued expenses and other liabilities	—	(1,278)
Other long-term liabilities	(1,231)	(1,670)
Foreign currency options designated as hedging instruments:
Accrued expenses and other liabilities	(20,267)	—
Other long-term liabilities	(16,443)	(15,927)
Foreign currency forward contracts designated as hedging instruments:
Prepaid expenses and other assets	11,685	—
Foreign currency collar designated as a hedging instrument:
Other long-term assets	8,152	—

Amounts Recognized Within Assets and Liabilities

The following table discloses the amounts recognized within assets and liabilities (in thousands):

June 30, 2013	Gross Amounts	Gross Amounts Offset	Total Net Amounts	Gross Amounts Not Offset	Net Amounts
Assets	$7,512	$(1,495)	$6,017	$—	$6,017
Liabilities	31,420	(2,894)	28,526	(19,949)	8,577

December 31, 2012	Gross Amounts	Gross Amounts Offset	Total Net Amounts	Gross Amounts Not Offset	Net Amounts
Assets	$32,989	$(3,711)	$29,278	$(11,685)	$17,593
Liabilities	39,486	(2,538)	36,948	(36,710)	238

Fuel Swaps
Effects of Derivatives Designated as Cash Flow Hedges

The effects of the fuel swaps on the consolidated financial statements which were designated as cash flow hedges were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Loss recognized in other comprehensive loss— effective portion	$(18,074)	$(34,283)	$(13,368)	$(7,819)
Loss recognized in other income (expense)— ineffective portion	(320)	(1,843)	(99)	(599)
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	(736)	(3,093)	(2,999)	(12,332)

The effects of the fuel swaps on the consolidated financial statements, which were designated as cash flow hedges were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain recognized in other comprehensive income (loss)—effective portion	$18,906	$29,928	$5,851
Gain (loss) recognized in other income (expense)—ineffective portion	(509)	457	140
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	(14,448)	(36,686)	(3,065)

	$3,949	$(6,301)	$2,926

Fuel Collars
Effects of Derivatives Designated as Cash Flow Hedges

The effects of the fuel collars on the consolidated financial statements which were designated as cash flow hedges were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Loss recognized in other comprehensive loss— effective portion	$(1,500)	$(11,674)	$(1,535)	$(2,619)
Gain (loss) recognized in other income (expense)— ineffective portion	14	(1,019)	22	(337)
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	391	(1,416)	818	(4,270)

The effects of the fuel collars on the consolidated financial statements, which were designated as cash flow hedges were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain (loss) recognized in other comprehensive income (loss)—effective portion	$592	$(147)	$—
Gain (loss) recognized in other income (expense)—ineffective portion	165	(302)	—
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	(1,954)	—	—

	$(1,197)	$(449)	$—

Fuel Options
Effects of Derivatives Designated as Cash Flow Hedges

The effects of the fuel options on the consolidated financial statements which were not designated as hedging instruments were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Gain (loss) recognized in other income (expense)	$(275)	$(366)	$581	$1,715

The effects of the fuel options on the consolidated financial statements, which were not designated as hedging instruments were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain recognized in other income (expense)	$3,218	$2,422	$—

Foreign Exchange Option
Effects of Derivatives Designated as Cash Flow Hedges

The effects of the foreign currency options on the consolidated financial statements which were designated as cash flow hedges were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Loss recognized in other comprehensive loss— effective portion	$(341)	$(12,193)	$(4,353)	$(17,035)
Loss recognized in other income (expense)— ineffective portion	(22)	(81)	(320)	(350)
Amount reclassified from accumulated other comprehensive income (loss) into depreciation expense	117	—	117	—

The effects of the foreign currency options on the consolidated financial statements, which were designated as cash flow hedges were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Loss recognized in other comprehensive income (loss)—effective portion	$(19,428)	$(14,583)	$(1,125)
Gain (loss) recognized in other income (expense)—ineffective portion	(864)	(239)	20

	$(20,292)	$(14,822)	$(1,105)

Foreign Exchange Forward
Effects of Derivatives Designated as Cash Flow Hedges

The effects of the foreign currency forward contracts on the consolidated financial statements which were designated as cash flow hedges were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Gain (loss) recognized in other comprehensive loss— effective portion	$8,747	$1,723	$(7,886)	$1,723
Gain (loss) recognized in other income (expense)— ineffective portion	(2)	—	66	—
Amount reclassified from accumulated other comprehensive income (loss) into depreciation expense	(20)	—	(20)	—

The effects of the foreign currency forward contracts on the consolidated financial statements, which were designated as cash flow hedges were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain recognized in other comprehensive income (loss)—effective portion	$11,685	$—	$—
Loss recognized in other income (expense)—ineffective portion	—	—	(33,061)

	$11,685	$—	$(33,061)

Foreign Currency Collar
Effects of Derivatives Designated as Cash Flow Hedges

The effects of the foreign currency collar on the consolidated financial statements which was designated as a cash flow hedge was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Gain (loss) recognized in other comprehensive loss— effective portion	$1,447	$—	$(2,275)	$—

The effects of the foreign currency collar on the consolidated financial statements, which was designated as a cash flow hedge was as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Gain recognized in other comprehensive income (loss)—effective portion	$8,152	$—	$—

Foreign Currency Forward Contract
Effects of Derivatives Designated as Cash Flow Hedges

As of June 30, 2013, the effects of the foreign currency forward contracts on the consolidated financial statements which were not designated as hedging instruments were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Gain recognized in other income (expense)	$—	$—	$20	$—

Employee Benefits and Share Option Plans (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Profits Interests

The fair value of the profits interests was computed using a binomial (lattice) model using the following assumptions:

	Year Ended December 31,
	2012	2011	2010
Dividend yield	0%	0%	0%
Expected stock price volatility	50.00%	50.00%	50.00%
Risk-free interest rate	1.36%	1.41%	1.41%
Expected unit life	3 years	3 years	3 years

Information Related to Profits Interests Pursuant to Profit Sharing Agreement

Pertinent information covering the profits interests pursuant to the Profits Sharing Agreement was as follows:

	Number of Management NCL Corporation Units (1)		TBUs Weighted- Average Price	PBUs Weighted- Average Price
	TBUs	PBUs
Outstanding as of December 31, 2011	2,087,283	3,328,541	$3.53	$3.42
Granted	186,052	186,052	$3.44	$5.98
Forfeited	(7,781)	(18,856)	$3.18	$3.72

Outstanding as of December 31, 2012	2,265,554	3,495,737	$3.53	$3.56

Vested as of December 31, 2012	1,425,258	966,064	$3.86	$3.41

Non-vested as of December 31, 2012	840,296	2,529,674	$2.96	$3.61

(1)	Share amounts reflect the exchange of profits interest for Management NCL Corporate Units in connection with the Corporate Reorganization.

Amounts Related to Shipboard Retirement Plan

The amounts related to the Shipboard Retirement Plan were as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Pension expense:
Service cost	$1,367	$1,072	$980
Interest cost	604	531	481
Amortization of prior service cost	378	378	378
Amortization of actuarial loss (gain)	13	—	(29)

Total pension expense	$2,362	$1,981	$1,810

Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$13,329	$9,478	$8,017
Service cost	1,367	1,072	980
Interest cost	604	531	481
Actuarial loss	1,721	2,993	—
Direct benefit payments	(800)	(745)	—

Projected benefit obligation at end of year	$16,221	$13,329	$9,478

Amounts recognized in the consolidated balance sheets:
Projected benefit obligation	$16,221	$13,329	$9,478

Amounts recognized in accumulated other comprehensive income (loss):
Prior service cost	$(6,427)	$(6,805)	$(7,183)
Accumulated actuarial gain (loss)	(3,320)	(1,612)	1,381

Accumulated other comprehensive income (loss)	$(9,747)	$(8,417)	$(5,802)

Pension Benefits Future Payments in Next Five Years

The pension benefits expected to be paid in each of the next five years and in aggregate for the five years thereafter are as follows (in thousands):

Year	Amount
2013	$716
2014	767
2015	794
2016	807
2017	873
Next five years	5,607

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities that relate to these prior operations are comprised of the following (in thousands):

	December 31,
	2012	2011
Deferred tax assets:
Loss carryforwards	$30,945	$32,735
Shares in NCL Cruises Ltd.	81,715	64,618
Pension obligation	422	418
Other	113	140

	113,195	97,911
Valuation allowance	(113,195)	(97,911)

Total net deferred taxes	$—	$—

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Annual Rentals for Non-cancelable Leases

As of December 31, 2012, minimum annual rentals for non-cancelable leases with initial or remaining terms in excess of one year were as follows (in thousands):

Year	Amount
2013	$6,577
2014	6,243
2015	5,351
2016	4,800
2017	4,826
Thereafter	10,373

Total	$38,170

Ship Construction Contracts
Future Commitments

As of December 31, 2012, minimum annual payments for non-cancelable ship construction contracts with initial or remaining terms in excess of one year were as follows (in thousands):

Year	Amount
2013	$705,765
2014	773,061
2015	792,369
2016	—
2017	—
Thereafter	—

Total	$2,271,195

Port Facility Commitments
Future Commitments

As of December 31, 2012, future commitments to pay for usage of certain port facilities were as follows (in thousands):

Year	Amount
2013	$23,523
2014	25,155
2015	26,008
2016	26,680
2017	26,665
Thereafter	69,792

Total	$197,823

Condensed Financial Information of the Registrant (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Statements of Operations

Norwegian Cruise Line Holdings Ltd.

CONDENSED STATEMENTS OF OPERATIONS

(in thousands, except share and per share data)

	Years Ended December 31,
	2012	2011	2010
Non-operating income (expense)
Equity in earnings of subsidiaries	$168,556	$126,859	$22,986

Total non-operating income (expense)	168,556	126,859	22,986

Net income	$168,556	$126,859	$22,986

Earnings per share
Basic	$0.95	$0.71	$0.13

Diluted	$0.94	$0.71	$0.13

Weighted-average shares outstanding
Basic	178,232,850	177,869,461	177,563,047

Diluted	179,023,683	178,859,720	178,461,210

Comprehensive income
Net income	$168,556	$126,859	$22,986
Total other comprehensive income (loss)	2,175	(24,103)	2,010

Total other comprehensive income	$170,731	$102,756	$24,996

Condensed Balance Sheets

Norwegian Cruise Line Holdings Ltd.

CONDENSED BALANCE SHEETS

(in thousands, except for share data)

	December 31,
	2012	2011
Assets
Deferred assets	$5,943	$3,680
Investment in subsidiaries	2,010,318	1,836,657

Total assets	$2,016,261	$1,840,337

Liabilities and Shareholders’ Equity
Liabilities:
Due to NCLC	$5,943	$3,680

Total liabilities	$5,943	$3,680

Shareholders’ equity:
Ordinary shares, $.0012 par value; 40,000,000 shares authorized; 21,000,000 shares issued and outstanding	25	25
Additional paid-in capital	2,327,097	2,324,167
Accumulated other comprehensive income (loss)	(17,619)	(19,794)
Retained earnings (deficit)	(299,185)	(467,741)

Total shareholders’ equity	2,010,318	1,836,657

Total liabilities and shareholders’ equity	$2,016,261	$1,840,337

Condensed Statements of Cash Flows

Norwegian Cruise Line Holdings Ltd.

CONDENSED STATEMENTS OF CASH FLOWS

(in thousands)

	Year Ended December 31,
	2012	2011	2010
Cash flows from operating activities
Net income	$168,556	$126,859	$22,986
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(168,556)	(126,859)	(22,986)

Cash flows from operating activities	—	—	—
Net increase (decrease) in cash and cash equivalents	—	—	—
Cash and cash equivalents at beginning of year	—	—	—

Cash and cash equivalents at end of year	$—	$—	$—

Quarterly Selected Financial Data (Unaudited) (in thousands, except per share data) (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Quarterly Financial Information

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2012	2011	2012	2011	2012	2011	2012		2011
Total revenue	$515,430	$495,510	$583,234	$568,586	$674,411	$666,634	$503,171		$488,594
Operating income	46,444	37,504	87,006	76,250	174,138	160,019	49,505		42,339
Net income (loss)	3,284	(7,933)	36,031	29,224	128,188	107,509	1,053	(1)	(1,941)
Earnings (loss) per share:
Basic and Diluted	$0.02	$(0.04)	$0.20	$0.16	$0.72	$0.60	$0.01		$(0.01)

The seasonality of the North American cruise industry generally results in the greatest demand for cruises during the summer months. This predictable seasonality in demand has resulted in fluctuations in our revenue and results of operations. The seasonality of our results is increased due to ships being taken out of service for regularly scheduled Dry-docks, which we typically schedule during non-peak demand periods.

(1)	Includes a non-recurring share-based compensation charge of $4.5 million related to a former CEO.

Accumulated Other Comprehensive Income (Loss) (Tables)	6 Months Ended
Jun. 30, 2013
Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) for the six months ended June 30, 2013 was as follows (in thousands):

	Accumulated Other Comprehensive Income (Loss)	Change Related to Cash Flow Hedges		Change Related to Shipboard Retirement Plan
Accumulated other comprehensive income (loss) at beginning of period	$(17,619)	$(7,872)		$(9,747)
Current period other comprehensive loss before reclassifications	(28,046)	(28,046)		—
Amounts reclassified from accumulated other comprehensive income (loss)	(1,742)	(1,971	)(1)	229 (2)

Accumulated other comprehensive income (loss) at end of period	$(47,407)	$(37,889	)(3)	$(9,518)

(1)	Amount reclassified to fuel expense.
(2)	Amortization of prior-service cost and actuarial loss reclassified to payroll and related expense.
(3)	Of the existing amounts related to derivatives designated as cash flow hedges, $5.0 million is expected to be reclassified into earnings in the next 12 months.

Description of Business and Organization - Additional Information (Detail)	Jun. 30, 2013	Dec. 31, 2012		Jan. 31, 2008
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of cruises ships		11
Apollo Funds
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of outstanding ordinary share capital acquired				50.00%
Percentage of ownership	32.50%	37.50%	[1]
TPG Viking Funds
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of outstanding ordinary share capital acquired				12.50%
Percentage of ownership	10.80%	12.50%	[2]
Genting Hk
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of ownership	43.40%	50.00%	[3]

[1]	The Apollo Funds own their ordinary shares indirectly through NCL Investment Ltd., a Bermuda company (2,795,968 ordinary shares) and NCL Investment II Ltd., a Cayman Islands company (5,079,032 ordinary shares).
[2]	The TPG Viking Funds own their ordinary shares through TPG Viking I, L.P., a Cayman Islands exempted limited partnership (1,957,525 ordinary shares), TPG Viking II, L.P., a Cayman Islands exempted limited partnership (576,118 ordinary shares) and TPG Viking AIV-III, L.P., a Delaware limited partnership (91,357 ordinary shares).
[3]	Genting HK owns their ordinary shares indirectly through Star NCLC Holdings Ltd., a Bermuda wholly-owned subsidiary.

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts					$ 1.4	$ 1.9
Advertising costs included in prepaid expenses and other assets					8.3	5
Expenses related to advertising costs					83.7	79.9	87.4
Estimated residual values, percentage					15.00%
Amounts of tax included on a gross basis	$ 36.1	$ 34.1	$ 67.5	$ 66.6	$ 133.6	$ 129.4	$ 110
Revenue attributable to North American guests					82.00%	83.00%	83.00%
Anti-dilutive securities excluded from earnings per share, per share value	6,728,789		6,325,138

Reconciliation between Basic and Diluted Earnings (Loss) Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share [Line Items]
Net income (loss) attributable to Norwegian Cruise Line Holdings Ltd.	$ (8,841)				$ 36,031						$ (105,236)	$ 39,315
Net income	$ (8,915)	$ 1,053	[1]	$ 128,188	$ 36,031	$ 3,284	$ (1,941)	$ 107,509	$ 29,224	$ (7,933)	$ (106,415)	$ 39,315	$ 168,556		$ 126,859		$ 22,986
Basic weighted-average shares outstanding	203,997,492				178,199,155						201,189,562	178,178,612	178,232,850	[2]	177,869,461	[2]	177,563,047	[2]
Dilutive effect of awards					750,769							782,637
Diluted weighted-average shares outstanding	203,997,492				178,949,924						201,189,562	178,961,249	179,023,683	[2]	178,859,720	[2]	178,461,210	[2]
Basic earnings (loss) per share	$ (0.04)				$ 0.2						$ (0.52)	$ 0.22	$ 0.95		$ 0.71		$ 0.13
Diluted earnings (loss) per share	$ (0.04)				$ 0.2						$ (0.52)	$ 0.22	$ 0.94		$ 0.71		$ 0.13
Scenario, Previously Reported
Earnings Per Share [Line Items]
Diluted weighted-average shares outstanding	203,997,492										201,189,562						178,461,218

[1]	Includes a non-recurring share-based compensation charge of $4.5 million related to a former CEO.
[2]	We have retrospectively applied the exchange of ordinary shares due to the Corporate Reorganization as the effect is substantially the same as a stock split.

Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2012
Ships
Property, Plant and Equipment [Line Items]
Property and equipment useful life	30 years
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment useful life	15 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment useful life	30 years
Computer hardware and software | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years
Computer hardware and software | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment useful life	5 years
Other property and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years
Other property and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment useful life	40 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment useful life	Shorter of lease term or asset life

Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Ships		$ 5,601,375	$ 5,314,651
Ships under construction		376,007	184,498
Land		1,009	1,009
Other		233,235	202,928
Property Plant And Equipment, Gross		6,211,626	5,703,086
Less: accumulated depreciation and amortization		(1,251,484)	(1,062,993)
Property Plant And Equipment, Net	$ 5,601,690	$ 4,960,142	$ 4,640,093

Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 53,854,000	$ 46,680,000	$ 102,602,000	$ 92,477,000	$ 189,537,000	$ 183,985,000	$ 170,191,000
Repairs and maintenance expenses including Dry-docking expenses					44,700,000	64,700,000	60,900,000
Interest costs capitalized					$ 22,100,000	$ 16,700,000	$ 8,800,000

Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Debt, balance		$ 2,985,353		$ 3,038,081
Less: current portion of long-term debt	(272,644)	(221,233)		(200,582)
Total long-term debt	2,918,566	2,764,120		2,837,499
Norwegian Epic Term Loan
Debt Instrument [Line Items]
Interest Rate, at end of period		2.19%	[1]	2.46%	[1]
Debt instrument, maturity year		2022	[1]
Debt, balance		662,729	[1]	723,990	[1]
Norwegian Pearl and Norwegian Gem Revolving Credit Facility
Debt Instrument [Line Items]
Interest Rate, at end of period		3.40%	[1]	3.35%	[1]
Debt instrument, maturity year		2019	[1]
Debt, balance		549,022	[1]	623,678	[1]
11.75% Senior Secured Notes
Debt Instrument [Line Items]
Interest Rate, at end of period		11.75%	[2]	11.75%	[2]
Debt instrument, maturity year		2016	[2]
Debt, balance		446,571	[2]	445,914	[2]
Pride of Hawai'i Loan
Debt Instrument [Line Items]
Interest Rate, at end of period		2.18%	[1]	2.20%	[1]
Debt instrument, maturity year		2018	[1]
Debt, balance		232,583	[1]	284,449	[1]
9.50% Senior Unsecured Notes
Debt Instrument [Line Items]
Interest Rate, at end of period		9.50%	[3]	9.50%	[3]
Debt instrument, maturity year		2018	[3]
Debt, balance		355,419	[3]	250,000	[3]
Norwegian Jewel Term Loan
Debt Instrument [Line Items]
Debt instrument, maturity year		2017
Debt, balance		150,359		188,216
Norwegian Jewel Term Loan | Minimum
Debt Instrument [Line Items]
Interest Rate, at end of period		3.06%		3.18%
Norwegian Jewel Term Loan | Maximum
Debt Instrument [Line Items]
Interest Rate, at end of period		6.86%		6.86%
Pride Of America Hermes Loan
Debt Instrument [Line Items]
Debt instrument, maturity year		2017	[1]
Debt, balance		133,468	[1]	172,463	[1]
Pride Of America Hermes Loan | Minimum
Debt Instrument [Line Items]
Interest Rate, at end of period		3.06%	[1]	3.28%	[1]
Pride Of America Hermes Loan | Maximum
Debt Instrument [Line Items]
Interest Rate, at end of period		6.47%	[1]	6.47%	[1]
Senior Secured Revolving Credit Facility
Debt Instrument [Line Items]
Interest Rate, at end of period		4.25%		4.31%
Debt instrument, maturity year		2015
Debt, balance		91,000		128,000
Breakaway One Loan
Debt Instrument [Line Items]
Interest Rate, at end of period		1.91%	[1]	2.18%	[1]
Debt instrument, maturity year		2025	[1]
Debt, balance		150,996	[1]	118,651	[1]
Breakaway Two Loan
Debt Instrument [Line Items]
Interest Rate, at end of period		4.50%	[1]	4.50%	[1]
Debt instrument, maturity year		2026	[1]
Debt, balance		112,809	[1]	49,768	[1]
Breakaway Three Loan
Debt Instrument [Line Items]
Interest Rate, at end of period		2.98%	[1]
Debt instrument, maturity year		2027	[1]
Debt, balance		34,045	[1]
Pride of America Commercial Loan
Debt Instrument [Line Items]
Debt instrument, maturity year		2017	[1]
Debt, balance		20,288	[1]	26,215	[1]
Pride of America Commercial Loan | Minimum
Debt Instrument [Line Items]
Interest Rate, at end of period		3.06%	[1]	3.28%	[1]
Pride of America Commercial Loan | Maximum
Debt Instrument [Line Items]
Interest Rate, at end of period		7.35%	[1]	7.35%	[1]
Norwegian Jewel Term Loan One
Debt Instrument [Line Items]
Interest Rate, at end of period		1.92%		2.11%
Debt instrument, maturity year		2016
Debt, balance		22,134		10,212
Norwegian Jade Term Loan
Debt Instrument [Line Items]
Interest Rate, at end of period		1.92%		2.11%
Debt instrument, maturity year		2017
Debt, balance		22,134		10,212
Capital Lease Obligations
Debt Instrument [Line Items]
Debt instrument, maturity year		2014
Debt, balance		$ 1,796		$ 6,313
Capital Lease Obligations | Minimum
Debt Instrument [Line Items]
Interest Rate, at end of period		3.00%		3.75%
Capital Lease Obligations | Maximum
Debt Instrument [Line Items]
Interest Rate, at end of period		5.00%		5.00%

[1]	Currently U.S. dollar-denominated.
[2]	Net of unamortized original issue discount of $3.4 million and $4.1 million as of December 31, 2012 and 2011, respectively.
[3]	Net of unamortized premium of $5.4 million as of December 31, 2012.

Long-Term Debt (Parenthetical) (Detail) In Millions, unless otherwise specified	Feb. 28, 2013	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Norwegian Epic Term Loan EUR (€)	Dec. 31, 2011 Norwegian Epic Term Loan EUR (€)	Jun. 30, 2013 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)	Dec. 31, 2012 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)	Dec. 31, 2011 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)	Dec. 31, 2012 11.75% Senior Secured Notes USD ($)	Dec. 31, 2011 11.75% Senior Secured Notes USD ($)	Jun. 30, 2013 Pride of Hawai'i Loan EUR (€)	Dec. 31, 2012 Pride of Hawai'i Loan EUR (€)	Dec. 31, 2011 Pride of Hawai'i Loan EUR (€)	Jan. 31, 2013 9.50% Senior Unsecured Notes	Dec. 31, 2012 9.50% Senior Unsecured Notes USD ($)	Dec. 31, 2011 9.50% Senior Unsecured Notes USD ($)	Apr. 30, 2013 Norwegian Jewel Term Loan EUR (€)	Jan. 31, 2013 Norwegian Jewel Term Loan USD ($)	Dec. 31, 2012 Norwegian Jewel Term Loan USD ($)	Dec. 31, 2011 Norwegian Jewel Term Loan USD ($)	Jun. 30, 2013 Pride Of America Hermes Loan EUR (€)	Dec. 31, 2012 Pride Of America Hermes Loan EUR (€)	Dec. 31, 2011 Pride Of America Hermes Loan EUR (€)	Dec. 31, 2012 Senior Secured Revolving Credit Facility USD ($)	Dec. 31, 2011 Senior Secured Revolving Credit Facility USD ($)	Apr. 30, 2013 Breakaway One Loan EUR (€)	Dec. 31, 2012 Breakaway One Loan EUR (€)	Dec. 31, 2011 Breakaway One Loan EUR (€)	Dec. 31, 2012 Breakaway Two Loan EUR (€)	Dec. 31, 2011 Breakaway Two Loan EUR (€)	Dec. 31, 2012 Breakaway Three Loan EUR (€)	Jun. 30, 2013 Pride of America Commercial Loan EUR (€)	Dec. 31, 2012 Pride of America Commercial Loan EUR (€)	Dec. 31, 2011 Pride of America Commercial Loan EUR (€)	Dec. 31, 2012 Norwegian Jewel Term Loan One EUR (€)	Dec. 31, 2011 Norwegian Jewel Term Loan One EUR (€)	Apr. 30, 2013 Norwegian Jade Term Loan EUR (€)	Dec. 31, 2012 Norwegian Jade Term Loan EUR (€)	Dec. 31, 2011 Norwegian Jade Term Loan EUR (€)
Debt Instrument [Line Items]
Debt, principal amount				€ 662.9	€ 662.9	€ 624	€ 624	€ 624	$ 450	$ 450	€ 308.1	€ 308.1	€ 308.1		$ 350	$ 350	€ 126.1	$ 334.1	$ 334.1	$ 334.1	€ 258	€ 258	€ 258	$ 750	$ 750	€ 529.8	€ 529.8	€ 529.8	€ 529.8	€ 529.8	€ 590.5	€ 40	€ 40	€ 40	€ 126	€ 126	€ 126.1	€ 126	€ 126
Debt, stated interest rate	5.00%								11.75%	11.75%				9.50%	9.50%	9.50%
Debt, unamortized original issue discount		3.4	4.1						3.4	4.1
Debt, unamortized premium		$ 5.4													$ 5.4

Long-Term Debt - Additional Information (Detail)	1 Months Ended			6 Months Ended		12 Months Ended				1 Months Ended		1 Months Ended	6 Months Ended								1 Months Ended	6 Months Ended				6 Months Ended						1 Months Ended					1 Months Ended			1 Months Ended					1 Months Ended					1 Months Ended					1 Months Ended						1 Months Ended		1 Months Ended
	Jun. 21, 2013	Feb. 28, 2013 USD ($)	Jan. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	May 24, 2013 USD ($)	May 24, 2013 Term Loan Facility USD ($)	Jun. 30, 2013 Term Loan Facility	May 24, 2013 Revolving Loan Facility USD ($)	Jun. 30, 2013 Federal Funds Rate	Jun. 30, 2013 Eurocurrency Loans Maximum	Jun. 30, 2013 Eurocurrency Loans Minimum	Jun. 30, 2013 Base Rate Loan Maximum	Jun. 30, 2013 Base Rate Loan Minimum	Jun. 30, 2013 Senior Secured Revolving Credit Facility USD ($)	Dec. 31, 2012 Senior Secured Revolving Credit Facility USD ($)	Dec. 31, 2011 Senior Secured Revolving Credit Facility USD ($)	Jan. 31, 2013 Norwegian Pearl and Norwegian Gem Revolving Credit Facility USD ($)	Jun. 30, 2013 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)	Dec. 31, 2012 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)		Dec. 31, 2011 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)	Jun. 30, 2013 Unsecured Revolving Credit Facility USD ($)	Apr. 30, 2013 Breakaway One Loan USD ($)	Apr. 30, 2013 Breakaway One Loan EUR (€)	Dec. 31, 2012 Breakaway One Loan EUR (€)		Dec. 31, 2011 Breakaway One Loan EUR (€)	Jan. 31, 2013 Norwegian Jewel Term Loan USD ($)	Apr. 30, 2013 Norwegian Jewel Term Loan USD ($)	Apr. 30, 2013 Norwegian Jewel Term Loan EUR (€)	Dec. 31, 2012 Norwegian Jewel Term Loan USD ($)	Dec. 31, 2011 Norwegian Jewel Term Loan USD ($)	Apr. 30, 2013 Norwegian Jade Term Loan EUR (€)	Dec. 31, 2012 Norwegian Jade Term Loan EUR (€)	Dec. 31, 2011 Norwegian Jade Term Loan EUR (€)	Jan. 31, 2013 Pride of Hawai'i Loan USD ($)	Jun. 30, 2013 Pride of Hawai'i Loan EUR (€)	Dec. 31, 2012 Pride of Hawai'i Loan EUR (€)		Dec. 31, 2011 Pride of Hawai'i Loan EUR (€)	Jan. 31, 2013 Pride Of America Hermes Loan USD ($)	Jun. 30, 2013 Pride Of America Hermes Loan EUR (€)	Dec. 31, 2012 Pride Of America Hermes Loan EUR (€)		Dec. 31, 2011 Pride Of America Hermes Loan EUR (€)	Jan. 31, 2013 Pride of America Commercial Loan USD ($)	Jun. 30, 2013 Pride of America Commercial Loan EUR (€)	Dec. 31, 2012 Pride of America Commercial Loan EUR (€)		Dec. 31, 2011 Pride of America Commercial Loan EUR (€)	Jan. 31, 2013 Norwegian Sky USD ($)	Jan. 31, 2013 11.75% Senior Secured Notes due 2016 USD ($)	Jan. 31, 2013 9.50% Senior Unsecured Notes USD ($)	Dec. 31, 2012 9.50% Senior Unsecured Notes USD ($)		Dec. 31, 2011 9.50% Senior Unsecured Notes USD ($)	Jun. 21, 2013 Secured loan EUR (€)	Jun. 30, 2013 Secured loan USD ($)	Feb. 28, 2013 First Semi-annual Period	Feb. 28, 2013 Second Semi-annual Period	Jun. 30, 2013 Payable on or prior to May 24, 2015 Term Loan Facility	Jun. 30, 2013 Payable after May 24, 2015 Term Loan Facility
Debt Instrument [Line Items]
Amortization of deferred financing costs						$ 28,200,000	$ 26,100,000	$ 26,800,000
Deferred financing cost write-off				36,357,000	2,358,000	2,358,000		6,410,000
Accrued interest liability						20,900,000	22,300,000
Applicable margin rate	0.95%												0.50%	2.25%	1.50%	1.25%	0.50%																				1.60%
Prepayments of long term debt			55,600,000	2,081,520,000	591,152,000	859,422,000	439,959,000	955,780,000										750,000,000			21,300,000	624,000,000				227,500,000						8,000,000								14,700,000					10,100,000					1,500,000											40,000,000
Senior notes, borrowed amount				208,000,000																																																										16,800,000
Senior secured financing									1,300,000,000	675,000,000		625,000,000
Senior notes, maturity date		Feb 15, 2018								May 24, 2018		May 24, 2018
Debt instrument, description				The initial applicable margin for borrowings is 2.25% with respect to Eurocurrency borrowings and 1.25% with respect to base rate borrowings.
Commitment fee rate				40.00%
Quarterly installments first payment date											2013-09
Principal payment, percentage of outstanding amount																																																																	1.25%	2.50%
Debt instrument, interest rate		5.00%																								9.50%																														11.75%	9.50%	9.50%		9.50%
Amount borrowed																											528,000,000						57,700,000
Long term debt, principal amount																			750,000,000	750,000,000		624,000,000	624,000,000		624,000,000			529,800,000	529,800,000		529,800,000	334,100,000		126,100,000	334,100,000	334,100,000	126,100,000	126,000,000	126,000,000		308,100,000	308,100,000		308,100,000		258,000,000	258,000,000		258,000,000		40,000,000	40,000,000		40,000,000				350,000,000		350,000,000
Term loan, maturity date																											2025-04	2025-04									2016-04
Senior notes, principal amount		300,000,000
Semi annual payments of interest on notes payable																																																															Payable semiannually on February 15	Payable semiannually on August 15
First interest payment debt on notes payable		Aug 15, 2013
Discount rate on notes payable		99.45%
Net proceeds from the IPO and Notes Offering			770,000,000
Payments to Genting HK																																																							79,700,000
Redemption of senior secured notes																																																								450,000,000	122,500,000
Debt instrument, maturity year																			2015				2019	[1]					2025	[1]					2017			2017				2018	[1]				2017	[1]				2017	[1]			2016		2018	[2]
Expenses related to debt prepayments			$ 90,500,000	$ 38,999,000	$ 3,093,000	$ 49,376,000	$ 1,730,000	$ 93,941,000

[1]	Currently U.S. dollar-denominated.
[2]	Net of unamortized premium of $5.4 million as of December 31, 2012.

Scheduled Principal Repayments on Long-Term Debt Including Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	$ 221,233
2014	239,988
2015	340,724
2016	727,872
2017	277,790
Thereafter	1,177,746
Total	$ 2,985,353	$ 3,038,081

Shareholders and their Share Ownership (Detail)	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Number of Shares	204,014,702	21,000,000		21,000,000
Genting Hk
Related Party Transaction [Line Items]
Number of Shares		10,500,000	[1]
Percentage Ownership	43.40%	50.00%	[1]
Apollo Funds
Related Party Transaction [Line Items]
Number of Shares		7,875,000	[2]
Percentage Ownership	32.50%	37.50%	[2]
TPG Viking Funds
Related Party Transaction [Line Items]
Number of Shares		2,625,000	[3]
Percentage Ownership	10.80%	12.50%	[3]

[1]	Genting HK owns their ordinary shares indirectly through Star NCLC Holdings Ltd., a Bermuda wholly-owned subsidiary.
[2]	The Apollo Funds own their ordinary shares indirectly through NCL Investment Ltd., a Bermuda company (2,795,968 ordinary shares) and NCL Investment II Ltd., a Cayman Islands company (5,079,032 ordinary shares).
[3]	The TPG Viking Funds own their ordinary shares through TPG Viking I, L.P., a Cayman Islands exempted limited partnership (1,957,525 ordinary shares), TPG Viking II, L.P., a Cayman Islands exempted limited partnership (576,118 ordinary shares) and TPG Viking AIV-III, L.P., a Delaware limited partnership (91,357 ordinary shares).

Shareholders and their Share Ownership (Parenthetical) (Detail)	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Number of Shares	204,014,702	21,000,000		21,000,000
Apollo Funds
Related Party Transaction [Line Items]
Number of Shares		7,875,000	[1]
Apollo Funds | NCL Investment Ltd.
Related Party Transaction [Line Items]
Number of Shares		2,795,968
Apollo Funds | NCL Investment II Ltd.
Related Party Transaction [Line Items]
Number of Shares		5,079,032
TPG Viking Funds
Related Party Transaction [Line Items]
Number of Shares		2,625,000	[2]
TPG Viking Funds | TPG Viking I, L.P.
Related Party Transaction [Line Items]
Number of Shares		1,957,525
TPG Viking Funds | TPG Viking II, L.P.
Related Party Transaction [Line Items]
Number of Shares		576,118
TPG Viking Funds | TPG Viking AIV-III, L.P.
Related Party Transaction [Line Items]
Number of Shares		91,357

[1]	The Apollo Funds own their ordinary shares indirectly through NCL Investment Ltd., a Bermuda company (2,795,968 ordinary shares) and NCL Investment II Ltd., a Cayman Islands company (5,079,032 ordinary shares).
[2]	The TPG Viking Funds own their ordinary shares through TPG Viking I, L.P., a Cayman Islands exempted limited partnership (1,957,525 ordinary shares), TPG Viking II, L.P., a Cayman Islands exempted limited partnership (576,118 ordinary shares) and TPG Viking AIV-III, L.P., a Delaware limited partnership (91,357 ordinary shares).

Related Party Disclosures - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Contribution to NCLC	$ 460
Genting Hk
Related Party Transaction [Line Items]
Related party transaction, purchase price		259.3
Purchase price payment in cash		50
Remaining amount payable		209.3
Related party transaction, weighted-average interest rate		1.52%
Fair value		205.5
Related party transaction, imputed interest rate		2.26%
Amounts payable within fourteen days of IPO effective date		79.7
Percentage of ownership	43.40%	50.00%	[1]
Repayment in connection with the Norwegian Sky purchase agreement	79.7
Apollo Funds
Related Party Transaction [Line Items]
Percentage of ownership	32.50%	37.50%	[2]
TPG Viking Funds
Related Party Transaction [Line Items]
Percentage of ownership	10.80%	12.50%	[3]
Public Placement
Related Party Transaction [Line Items]
Percentage of ownership	13.30%
Star Cruise Management Limited
Related Party Transaction [Line Items]
Accrued commission fee		1.3
Crystal Aim Limited
Related Party Transaction [Line Items]
Payment to related party		0.5
Sabre Inc
Related Party Transaction [Line Items]
Commission fee paid		$ 3.7

[1]	Genting HK owns their ordinary shares indirectly through Star NCLC Holdings Ltd., a Bermuda wholly-owned subsidiary.
[2]	The Apollo Funds own their ordinary shares indirectly through NCL Investment Ltd., a Bermuda company (2,795,968 ordinary shares) and NCL Investment II Ltd., a Cayman Islands company (5,079,032 ordinary shares).
[3]	The TPG Viking Funds own their ordinary shares through TPG Viking I, L.P., a Cayman Islands exempted limited partnership (1,957,525 ordinary shares), TPG Viking II, L.P., a Cayman Islands exempted limited partnership (576,118 ordinary shares) and TPG Viking AIV-III, L.P., a Delaware limited partnership (91,357 ordinary shares).

Derivatives Measured at Fair Value and Disclosed by Balance Sheet Location (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative assets, fair value	$ 7,512	$ 32,989
Derivative liabilities, fair value	31,420	39,486
Foreign Currency Option Contracts | Accrued expenses and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, fair value		(20,267)
Foreign Currency Option Contracts | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative, fair value		(16,443)	(15,927)
Designated as Hedging Instrument | Fuel Swaps | Prepaid Expenses and Other Assets
Derivatives, Fair Value [Line Items]
Derivative, fair value		5,079	5,484
Derivative assets, fair value	515	5,955
Derivative liabilities, fair value	426	876
Designated as Hedging Instrument | Fuel Swaps | Other Assets
Derivatives, Fair Value [Line Items]
Derivative, fair value		3,581
Derivative assets, fair value		3,969
Derivative liabilities, fair value		388
Designated as Hedging Instrument | Fuel Swaps | Accrued expenses and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, fair value		(16)
Derivative assets, fair value	1,514	188
Derivative liabilities, fair value	4,548	204
Designated as Hedging Instrument | Fuel Swaps | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative, fair value		349	(440)
Derivative assets, fair value	589	391
Derivative liabilities, fair value	5,075	42
Designated as Hedging Instrument | Fuel Collars | Prepaid Expenses and Other Assets
Derivatives, Fair Value [Line Items]
Derivative, fair value		1,085	4,377
Derivative assets, fair value	111	1,615
Derivative liabilities, fair value	30	530
Designated as Hedging Instrument | Fuel Collars | Other Assets
Derivatives, Fair Value [Line Items]
Derivative, fair value			740
Designated as Hedging Instrument | Fuel Collars | Accrued expenses and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, fair value		(18)
Derivative assets, fair value	385	51
Derivative liabilities, fair value	391	69
Designated as Hedging Instrument | Fuel Collars | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative, fair value		678
Derivative assets, fair value	406	1,908
Derivative liabilities, fair value	533	1,230
Designated as Hedging Instrument | Foreign Currency Option Contracts | Accrued expenses and other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, fair value	19,949	20,267
Designated as Hedging Instrument | Foreign Currency Option Contracts | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, fair value		16,443
Designated as Hedging Instrument | Foreign Currency Forward Contract | Prepaid Expenses and Other Assets
Derivatives, Fair Value [Line Items]
Derivative, fair value		11,685
Derivative assets, fair value		11,685
Designated as Hedging Instrument | Foreign Currency Collar | Prepaid Expenses and Other Assets
Derivatives, Fair Value [Line Items]
Derivative assets, fair value	6,886
Derivative liabilities, fair value	1,009
Designated as Hedging Instrument | Foreign Currency Collar | Other Assets
Derivatives, Fair Value [Line Items]
Derivative, fair value		8,152
Derivative assets, fair value		9,765
Derivative liabilities, fair value		1,613
Not Designated as Hedging Instrument | Fuel Options | Prepaid Expenses and Other Assets
Derivatives, Fair Value [Line Items]
Derivative, fair value		(304)
Derivative liabilities, fair value	30	304
Not Designated as Hedging Instrument | Fuel Options | Other Assets
Derivatives, Fair Value [Line Items]
Derivative, fair value			(1,278)
Not Designated as Hedging Instrument | Fuel Options | Accrued expenses and other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, fair value	391
Not Designated as Hedging Instrument | Fuel Options | Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative, fair value		(1,231)	(1,670)
Derivative liabilities, fair value	$ 533	$ 1,231

Fair Value Measurements and Derivatives - Additional Information (Detail)	1 Months Ended					12 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended
	Feb. 29, 2012 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 31, 2010 Interest Rate Swap [Member] USD ($)	Jun. 30, 2013 Fuel Swaps Mg	Dec. 31, 2012 Fuel Swaps Mg	Jun. 30, 2013 Fuel Swaps Maximum	Dec. 31, 2012 Fuel Swaps Maximum	Jun. 30, 2013 Fuel Collars and Fuel Options Mg	Dec. 31, 2012 Fuel Collars and Fuel Options Mg	Jun. 30, 2013 Fuel Collars and Fuel Options Maximum	Dec. 31, 2012 Fuel Collars and Fuel Options Maximum	Jun. 30, 2013 Foreign Exchange Option USD ($)	Jun. 30, 2013 Foreign Exchange Option EUR (€)	Dec. 31, 2012 Foreign Exchange Option USD ($)	Dec. 31, 2012 Foreign Exchange Option EUR (€)	Dec. 31, 2012 Foreign Exchange Forward USD ($)	Dec. 31, 2012 Foreign Exchange Forward EUR (€)	Jun. 30, 2013 Foreign Currency Collar USD ($)	Jun. 30, 2013 Foreign Currency Collar EUR (€)	Dec. 31, 2012 Foreign Currency Collar USD ($)	Dec. 31, 2012 Foreign Currency Collar EUR (€)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative maturing date									Dec 31, 2015	Dec 31, 2015			Dec 31, 2014	Dec 31, 2014
Projected fuel purchases							761,000	534,000			52,000	91,000
Notional amount of foreign currency derivatives															$ 227,700,000	€ 175,000,000	$ 521,100,000	€ 395,000,000	$ 259,900,000	€ 197,000,000	$ 130,100,000	€ 100,000,000	$ 131,900,000	€ 100,000,000
Loss on maturity of Interest rate swap recognized in Other Income(Expense)						(623,000)
Fair value of long-term debt		3,093,200,000	3,106,900,000		3,113,900,000
Fair value of long-term debt in excess of carrying value		98,000,000	121,500,000		75,800,000
Business acquisition, purchase price	7,500,000
Business acquisition, cash paid	4,000,000
Business acquisition, contingent consideration	3,500,000
Business acquisition, goodwill and tradenames				$ 8,500,000

Effects of Derivatives Designated as Cash Flow Hedges (Detail) (Cash Flow Hedge, Fuel Swaps, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flow Hedge | Fuel Swaps
Fair Value, Option, Quantitative Disclosures [Line Items]
Gain recognized in other comprehensive income (loss)-effective portion					$ 18,906	$ 29,928	$ 5,851
Loss recognized in other comprehensive (loss) - effective portion	(18,074)	(34,283)	(13,368)	(7,819)
Gain (loss) recognized in other income (expense)-ineffective portion					(509)	457	140
Loss recognized in other income (expense)- ineffective portion	(320)	(1,843)	(99)	(599)
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	(736)	(3,093)	(2,999)	(12,332)	(14,448)	(36,686)	(3,065)
Effect of derivative on consolidated financial statements					$ 3,949	$ (6,301)	$ 2,926

Effects of Fuel Collars Designated as Cash flow Hedges (Detail) (Cash Flow Hedging, Fuel Collars, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash Flow Hedging | Fuel Collars
Fair Value, Option, Quantitative Disclosures [Line Items]
Gain (loss) recognized in other comprehensive income (loss) - effective portion					$ 592	$ (147)
Loss recognized in other comprehensive loss- effective portion	(1,500)	(11,674)	(1,535)	(2,619)
Gain (loss) recognized in other income (expense) - ineffective portion	14	(1,019)	22	(337)	165	(302)
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	391	(1,416)	818	(4,270)	(1,954)
Effect of derivative on consolidated financial statements					$ (1,197)	$ (449)

Effects of Fuel Options Which Were Not Designated as Hedging Instruments (Detail) (Not Designated as Hedging Instrument, Fuel Options, USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Not Designated as Hedging Instrument | Fuel Options
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in other income (expense)			$ 20,000		$ 3,218,000	$ 2,422,000
Gain (loss) recognized in other income (expense)	$ (275,000)	$ (366,000)	$ 581,000	$ 1,715,000

Effects of Foreign Currency Options Designated as Cash Flow Hedges (Detail) (Cash Flow Hedging, Foreign Exchange Option, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flow Hedging | Foreign Exchange Option
Fair Value, Option, Quantitative Disclosures [Line Items]
Loss recognized in other comprehensive (loss) - effective portion	$ (341)	$ (12,193)	$ (4,353)	$ (17,035)	$ (19,428)	$ (14,583)	$ (1,125)
Gain (loss) recognized in other income (expense) - ineffective portion					(864)	(239)	20
Loss recognized in other income (expense)- ineffective portion	(22)	(81)	(320)	(350)
Effect of derivative on consolidated financial statements					(20,292)	(14,822)	(1,105)
Amount reclassified from accumulated other comprehensive income (loss) into depreciation expense	$ 117		$ 117

Effects of Foreign Currency Forward Contracts Designated as Cash Flow Hedges (Detail) (Cash Flow Hedging, Foreign Exchange Forward, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flow Hedging | Foreign Exchange Forward
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in other comprehensive income (loss) - effective portion					$ 11,685
Loss recognized in other income (expense) - ineffective portion							(33,061)
Effect of derivative on consolidated financial statements					11,685		(33,061)
Gain (loss) recognized in other comprehensive loss- effective portion	8,747	1,723	(7,886)	1,723
Gain (loss) recognized in other income (expense)- ineffective portion	(2)		66
Amount reclassified from accumulated other comprehensive income (loss) into depreciation expense	$ (20)		$ (20)

Effects of Foreign Currency Collar Designated as Cash Flow Hedges (Detail) (Cash Flow Hedging, Foreign Currency Collar, USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012
Cash Flow Hedging | Foreign Currency Collar
Fair Value, Option, Quantitative Disclosures [Line Items]
Gain recognized in other comprehensive income (loss) - effective portion			$ 8,152
Gain (loss) recognized in other comprehensive loss- effective portion	$ 1,447	$ (2,275)

Employee Benefits and Share Option Plans - Additional information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Percentage of profit interest	2.70%
IPO price per ordinary share	$ 19
Total share-based compensation expense recognized	$ 0.7	$ 1.2	$ 2.5
Remaining liability under severance agreement	15
Forfeited contributions utilized	0.1	0.2	0.2
Recorded expenses related to 401k plan and SERP	2.8	2.6	2.7
Discount rate used in the net periodic benefit cost calculation	4.70%	5.50%	6.00%
Amortization period of losses	18 years 10 months 10 days
401(k) Plan
Defined Benefit Plan Disclosure [Line Items]
Maximum percentage of employee eligible compensation that may be contributed towards 401(k)	100.00%
Matching contributions vesting period	5 years
401(k) Plan | The first 3%
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution percent	100.00%
Defined contribution plan, percentage of employee contribution	3.00%
401(k) Plan | The next 4%-10%
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution percent	50.00%
401(k) Plan | The next 4%-10% | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, percentage of employee contribution	4.00%
401(k) Plan | The next 4%-10% | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, percentage of employee contribution	10.00%
Supplemental Executive Retirement Plan (SERP)
Defined Benefit Plan Disclosure [Line Items]
Participants' deferred compensation accounts under the SERP Plan	0.4	0.7
Shipboard Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation included in accrued expenses and other liabilities	0.7	1
Projected benefit obligation included in other long term liabilities	15.5	12.3
TBUs
Defined Benefit Plan Disclosure [Line Items]
Vesting period	5 years
Aggregate fair value for profits interests	8.6
Unrecognized share based compensation expense	0.6
PBUs
Defined Benefit Plan Disclosure [Line Items]
Aggregate fair value for profits interests	$ 13.8

Fair Value of Profits Assumptions (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected stock price volatility	50.00%	50.00%	50.00%
Risk-free interest rate	1.36%	1.41%	1.41%
Expected unit life	3 years	3 years	3 years

Schedule of Profits Interests Pursuant to Profits Sharing Agreement (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012
TBUs
Number of Management NCL Corporation Units
Outstanding as of beginning of period	2,087,283	[1]
Granted	186,052	[1]
Forfeited	(7,781)	[1]
Outstanding as of end of period	2,265,554	[1]
Vested as of end of period	1,425,258	[1]
Non-vested as of end of period	840,296	[1]
Weighted- Average Price
Outstanding as of beginning of period	$ 3.53
Granted	$ 3.44
Forfeited	$ 3.18
Outstanding as of end of period	$ 3.53
Vested as of end of period	$ 3.86
Non-vested as of end of period	$ 2.96
PBUs
Number of Management NCL Corporation Units
Outstanding as of beginning of period	3,328,541	[1]
Granted	186,052	[1]
Forfeited	(18,856)	[1]
Outstanding as of end of period	3,495,737	[1]
Vested as of end of period	966,064	[1]
Non-vested as of end of period	2,529,674	[1]
Weighted- Average Price
Outstanding as of beginning of period	$ 3.42
Granted	$ 5.98
Forfeited	$ 3.72
Outstanding as of end of period	$ 3.56
Vested as of end of period	$ 3.41
Non-vested as of end of period	$ 3.61

[1]	Share amounts reflect the exchange of profits interest for Management NCL Corporate Units in connection with the Corporate Reorganization.

Amounts Related to Shipboard Retirement Plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension expense:
Service cost	$ 1,367	$ 1,072	$ 980
Interest cost	604	531	481
Amortization of prior service cost	378	378	378
Amortization of actuarial loss (gain)	13		(29)
Total pension expense	2,362	1,981	1,810
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	13,329	9,478	8,017
Service cost	1,367	1,072	980
Interest cost	604	531	481
Actuarial loss	1,721	2,993
Direct benefit payments	(800)	(745)
Projected benefit obligation at end of year	16,221	13,329	9,478
Amounts recognized in the consolidated balance sheets:
Projected benefit obligation	16,221	13,329	9,478
Amounts recognized in accumulated other comprehensive income (loss):
Prior service cost	(6,427)	(6,805)	(7,183)
Accumulated actuarial gain (loss)	(3,320)	(1,612)	1,381
Accumulated other comprehensive income (loss)	$ (9,747)	$ (8,417)	$ (5,802)

Pension Benefits Expected to be Paid (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Pension Expected Future Benefit Payments [Line Items]
2013	$ 716
2014	767
2015	794
2016	807
2017	873
Next five years	$ 5,607

Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Loss carryforwards	$ 30,945	$ 32,735
Shares in NCL Cruises Ltd.	81,715	64,618
Pension obligation	422	418
Other	113	140
Deferred tax assets, gross	113,195	97,911
Valuation allowance	(113,195)	(97,911)
Total net deferred taxes

Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Income Taxes [Line Items]
Total losses available for carry forward					$ 110,500,000	$ 116,900,000
Effective income tax rate reconciliation at federal statutory income tax rate					35.00%
U.S.-sourced dividends and interest withholding tax					30.00%
Income Tax Expense, Net	1,047,000	71,000	3,244,000	146,000
United States Operations
Schedule Of Income Taxes [Line Items]
Income Tax Expense, Net			4,000,000
Change in U.S. Tax Status From Partnership to Corporation
Schedule Of Income Taxes [Line Items]
Income Tax Expense, Net			4,200,000
Prepayments of debt.
Schedule Of Income Taxes [Line Items]
Income Tax Expense, Net			$ (5,000,000)

Commitments and Contingencies - Additional Information (Detail)	1 Months Ended						1 Months Ended								6 Months Ended
	Sep. 30, 2012 USD ($)	Feb. 28, 2011 LegalMatter	Dec. 31, 2012 USD ($)	Dec. 31, 2012 GBP (£)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2010 Norwegian Breakaway and Norwegian Getaway T Vessel Seat	Jun. 30, 2013 Norwegian Breakaway and Norwegian Getaway USD ($)	Jun. 30, 2013 Norwegian Breakaway and Norwegian Getaway EUR (€)	Dec. 31, 2012 Norwegian Breakaway and Norwegian Getaway USD ($)	Dec. 31, 2012 Norwegian Breakaway and Norwegian Getaway EUR (€)	Dec. 31, 2012 Breakaway Plus USD ($)	Dec. 31, 2012 Breakaway Plus EUR (€)	Oct. 31, 2012 Breakaway Plus Vessel T Seat	Jun. 30, 2013 New Breakaway Plus class ships USD ($) Seat Vessel T	Jun. 30, 2013 New Breakaway Plus class ships EUR (€)
Commitments and Contingencies Disclosure [Line Items]
Total expense related to operating lease			$ 9,500,000		$ 9,100,000	$ 12,400,000
Cruising ships to be built							2							1	2	2
Capacity of ship, tons							144,000							163,000	163,000	163,000
Capacity of ship, berths							4,000							4,200	4,200	4,200
Aggregate contract price of new ships								814,300,000	625,900,000	1,700,000,000	1,300,000,000	921,400,000	698,400,000		1,800,000,000	1,400,000,000
Export credit facility financing as percentage of contract price							90.00%							80.00%	80.00%	80.00%
Performance guarantee required to be maintained			15,000,000
Security guarantee, current value				3,200,000
Number of individual plaintiff's claims		6
Awarded wages to plaintiffs	$ 100,000
Scheduled delivery date of ships under construction							January 2014								Fourth quarter of 2015 and the first quarter of 2017	Fourth quarter of 2015 and the first quarter of 2017

Minimum Annual Rentals for Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 6,577
2014	6,243
2015	5,351
2016	4,800
2017	4,826
Thereafter	10,373
Total	$ 38,170

Minimum Annual Payments for Non-Cancelable Ship Construction Contracts (Detail) (Ship Construction Contracts, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Ship Construction Contracts
Other Commitments [Line Items]
2013	$ 705,765
2014	773,061
2015	792,369
2016
2017
Thereafter
Total	$ 2,271,195

Future Commitments to Pay for Usage of Port Facilities (Detail) (Port Facility Commitments, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Port Facility Commitments
Other Commitments [Line Items]
2013	$ 23,523
2014	25,155
2015	26,008
2016	26,680
2017	26,665
Thereafter	69,792
Total	$ 197,823

Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Significant Noncash Transactions [Line Items]
Interest and related fees paid	$ 240.6	$ 186.7	$ 254.8
Non-cash purchase agreement investing activity in connection with Norwegian Sky	$ 206.1

Condensed Consolidating Statement Of Operations (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Non-operating income (expense)
Equity in earnings of subsidiaries
Total non-operating income (expense)	(103,257)				(50,904)						(229,548)	(93,989)	(188,537)		(189,253)		(207,623)
Net income (loss)	(8,915)	1,053	[1]	128,188	36,031	3,284	(1,941)	107,509	29,224	(7,933)	(106,415)	39,315	168,556		126,859		22,986
Earnings per share
Basic	$ (0.04)				$ 0.2						$ (0.52)	$ 0.22	$ 0.95		$ 0.71		$ 0.13
Diluted	$ (0.04)				$ 0.2						$ (0.52)	$ 0.22	$ 0.94		$ 0.71		$ 0.13
Weighted-average shares outstanding
Basic	203,997,492				178,199,155						201,189,562	178,178,612	178,232,850	[2]	177,869,461	[2]	177,563,047	[2]
Diluted	203,997,492				178,949,924						201,189,562	178,961,249	179,023,683	[2]	178,859,720	[2]	178,461,210	[2]
Comprehensive income
Net income (loss)	(8,915)	1,053	[1]	128,188	36,031	3,284	(1,941)	107,509	29,224	(7,933)	(106,415)	39,315	168,556		126,859		22,986
Total other comprehensive income (loss)	(9,183)				(60,838)						(30,397)	(42,156)	2,175		(24,103)		2,010
Total comprehensive income	(18,098)				(24,807)						(136,812)	(2,841)	170,731		102,756		24,996
Scenario, Previously Reported
Weighted-average shares outstanding
Diluted	203,997,492										201,189,562						178,461,218
Norwegian Cruise Line Holdings Ltd.
Non-operating income (expense)
Equity in earnings of subsidiaries													(168,556)		(126,859)		(22,986)
Total non-operating income (expense)													168,556		126,859		22,986
Net income (loss)													168,556		126,859		22,986
Earnings per share
Basic													$ 0.95		$ 0.71		$ 0.13
Diluted													$ 0.94		$ 0.71		$ 0.13
Weighted-average shares outstanding
Basic													178,232,850		177,869,461		177,563,047
Diluted													179,023,683		178,859,720		178,461,210
Comprehensive income
Net income (loss)													168,556		126,859		22,986
Total other comprehensive income (loss)													2,175		(24,103)		2,010
Total comprehensive income													170,731		102,756		24,996
Norwegian Cruise Line Holdings Ltd. | Scenario, Previously Reported
Non-operating income (expense)
Equity in earnings of subsidiaries													168,556		126,859		22,986
Net income (loss)													168,556		126,859		22,986
Comprehensive income
Net income (loss)													$ 168,556		$ 126,859		$ 22,986

[1]	Includes a non-recurring share-based compensation charge of $4.5 million related to a former CEO.
[2]	We have retrospectively applied the exchange of ordinary shares due to the Corporate Reorganization as the effect is substantially the same as a stock split.

Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Due from Affiliate
Investment in subsidiaries
Total assets	6,588,633	5,938,427	5,562,411
Liabilities
Due to Affiliate	37,064	59,897	2,963
Total liabilities	4,204,340	3,919,643	3,717,948
Shareholders' equity:
Ordinary shares, value	204	25	25
Additional paid-in capital	2,805,277	2,327,097	2,324,167
Accumulated other comprehensive income (loss)	(47,407)	(17,619)	(19,794)
Retained earnings (deficit)	(404,421)	(299,185)	(467,741)
Total shareholders' equity	2,353,653	2,010,318	1,836,657
Total liabilities and shareholders' equity	6,588,633	5,938,427	5,562,411
Norwegian Cruise Line Holdings Ltd.
Assets
Due from Affiliate		5,943	3,680
Investment in subsidiaries		2,010,318	1,836,657
Total assets		2,016,261	1,840,337
Liabilities
Due to Affiliate		5,943	3,680
Total liabilities		5,943	3,680
Shareholders' equity:
Ordinary shares, value		25	25
Additional paid-in capital		2,327,097	2,324,167
Accumulated other comprehensive income (loss)		(17,619)	(19,794)
Retained earnings (deficit)		(299,185)	(467,741)
Total shareholders' equity		2,010,318	1,836,657
Total liabilities and shareholders' equity		$ 2,016,261	$ 1,840,337

Condensed Consolidating Balance Sheet (Parenthetical) (Detail) (USD $)	Jun. 30, 2013	Jan. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2011
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.001	$ 0.001	$ 0.0012	$ 0.0012	$ 0.001
Ordinary shares, shares authorized	490,000,000		40,000,000	40,000,000
Ordinary shares, shares issued	204,014,702		21,000,000	21,000,000
Ordinary shares, shares outstanding	204,014,702		21,000,000	21,000,000
Norwegian Cruise Line Holdings Ltd.
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value			$ 0.0012	$ 0.0012
Ordinary shares, shares authorized			40,000,000	40,000,000
Ordinary shares, shares issued			21,000,000	21,000,000
Ordinary shares, shares outstanding			21,000,000	21,000,000

Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ (106,415)	$ 39,315	$ 168,556	$ 126,859	$ 22,986
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries
Net cash provided by operating activities	252,780	255,788	398,594	356,990	430,423
Net increase (decrease) in cash and cash equivalents	37,340	6,775	(13,426)	3,879	4,895
Cash and cash equivalents at beginning of period	45,500	58,926	58,926	55,047	50,152
Cash and cash equivalents at end of period	82,840	65,701	45,500	58,926	55,047
Norwegian Cruise Line Holdings Ltd.
Cash flows from operating activities
Net income			168,556	126,859	22,986
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries			(168,556)	(126,859)	(22,986)
Net cash provided by operating activities
Net increase (decrease) in cash and cash equivalents
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period

Subsequent Events - Additional Information (Detail)	1 Months Ended			6 Months Ended		12 Months Ended													1 Months Ended	6 Months Ended				1 Months Ended					1 Months Ended				1 Months Ended					1 Months Ended					1 Months Ended						1 Months Ended											1 Months Ended
	Feb. 28, 2013 USD ($)	Jan. 31, 2013 USD ($)	Feb. 28, 2011 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2013 Genting Hk	Dec. 31, 2012 Genting Hk		Jun. 30, 2013 Apollo Funds	Dec. 31, 2012 Apollo Funds		Jun. 30, 2013 TPG Viking Funds	Dec. 31, 2012 TPG Viking Funds		Jun. 30, 2013 Public Placement	Jan. 31, 2013 Norwegian Pearl and Norwegian Gem Revolving Credit Facility USD ($)	Jun. 30, 2013 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)	Dec. 31, 2012 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)		Dec. 31, 2011 Norwegian Pearl and Norwegian Gem Revolving Credit Facility EUR (€)	Jan. 31, 2013 Pride of Hawai'i Loan USD ($)	Jun. 30, 2013 Pride of Hawai'i Loan EUR (€)	Dec. 31, 2012 Pride of Hawai'i Loan EUR (€)		Dec. 31, 2011 Pride of Hawai'i Loan EUR (€)	Jan. 31, 2013 Norwegian Jewel Term Loan USD ($)	Apr. 30, 2013 Norwegian Jewel Term Loan EUR (€)	Dec. 31, 2012 Norwegian Jewel Term Loan USD ($)	Dec. 31, 2011 Norwegian Jewel Term Loan USD ($)	Jan. 31, 2013 Pride Of America Hermes Loan USD ($)	Jun. 30, 2013 Pride Of America Hermes Loan EUR (€)	Dec. 31, 2012 Pride Of America Hermes Loan EUR (€)		Dec. 31, 2011 Pride Of America Hermes Loan EUR (€)	Jan. 31, 2013 Pride of America Commercial Loan USD ($)	Jun. 30, 2013 Pride of America Commercial Loan EUR (€)	Dec. 31, 2012 Pride of America Commercial Loan EUR (€)		Dec. 31, 2011 Pride of America Commercial Loan EUR (€)	Jan. 31, 2013 Norwegian Sky USD ($)	Jan. 31, 2013 11.75% Senior Secured Notes due 2016 USD ($)	Jan. 31, 2013 9.50% Senior Unsecured Notes USD ($)	Dec. 31, 2012 9.50% Senior Unsecured Notes USD ($)		Dec. 31, 2011 9.50% Senior Unsecured Notes USD ($)	Feb. 28, 2013 First Semi-annual Period	Feb. 28, 2013 Second Semi-annual Period	Jul. 31, 2013 Subsequent Event USD ($)	Jul. 31, 2013 Subsequent Event EUR (€)	Feb. 28, 2013 Subsequent Event USD ($)	Jan. 31, 2013 Subsequent Event USD ($)	Jan. 24, 2013 Subsequent Event	Jan. 24, 2013 Subsequent Event Genting Hk	Jan. 24, 2013 Subsequent Event Apollo Funds	Jan. 24, 2013 Subsequent Event TPG Viking Funds	Jan. 24, 2013 Subsequent Event Public Placement	Jan. 31, 2013 Subsequent Event Norwegian Pearl and Norwegian Gem Revolving Credit Facility USD ($)	Jan. 31, 2013 Subsequent Event Pride of Hawai'i Loan USD ($)	Jan. 31, 2013 Subsequent Event Norwegian Jewel Term Loan USD ($)	Jan. 31, 2013 Subsequent Event Pride Of America Hermes Loan USD ($)	Jan. 31, 2013 Subsequent Event Pride of America Commercial Loan USD ($)	Jan. 31, 2013 Subsequent Event Norwegian Sky USD ($)	Jan. 31, 2013 Subsequent Event 11.75% Senior Secured Notes due 2016 USD ($)	Jan. 31, 2013 Subsequent Event 9.50% Senior Unsecured Notes USD ($)	Feb. 28, 2013 Subsequent Event First Semi-annual Period	Feb. 28, 2013 Subsequent Event Second Semi-annual Period
Subsequent Event [Line Items]
Ordinary shares issuance			10,000
Ordinary shares issuance per share		$ 0.001	$ 0.001	$ 0.001		$ 0.0012	$ 0.0012
Percentage of ownership									43.40%	50.00%	[1]	32.50%	37.50%	[2]	10.80%	12.50%	[3]	13.30%																																					100.00%	43.40%	32.50%	10.80%	13.30%
Economic interest, percentage						2.70%																																																	97.30%
Senior notes, principal amount	$ 300,000,000																																																				$ 300,000,000
Debt instrument, interest rate	5.00%																																											11.75%	9.50%	9.50%		9.50%					5.00%													11.75%	9.50%
Senior notes, maturity date	Feb 15, 2018																																																				Feb 15, 2018
Semi annual payments of interest on notes payable																																																	Payable semiannually on February 15	Payable semiannually on August 15																		Payable semiannually on February 15	Payable semiannually on August 15
First interest payment debt on notes payable	Aug 15, 2013																																																				Aug 15, 2013
Discount rate on notes payable	99.45%																																																				99.45%
Net proceeds from the IPO and Notes Offering		770,000,000																																																				770,000,000
Prepayments of long term debt		55,600,000		2,081,520,000	591,152,000	859,422,000	439,959,000	955,780,000											21,300,000	624,000,000				14,700,000					8,000,000				10,100,000					1,500,000																55,600,000						21,300,000	14,700,000	8,000,000	10,100,000	1,500,000
Long term debt, principal amount																				624,000,000	624,000,000		624,000,000		308,100,000	308,100,000		308,100,000	334,100,000	126,100,000	334,100,000	334,100,000		258,000,000	258,000,000		258,000,000		40,000,000	40,000,000		40,000,000				350,000,000		350,000,000														334,100,000					350,000,000
Payments to Genting HK																																											79,700,000																						79,700,000
Redemption of senior secured notes																																												450,000,000	122,500,000																					450,000,000	122,500,000
Debt instrument, maturity year																					2019	[4]				2018	[4]				2017				2017	[4]				2017	[4]			2016		2018	[5]																			2016
Expenses related to debt and IPO offering and debt redemptions																																																						104,000,000
Scheduled delivery date of ships under construction																																																			First quarter of 2017	First quarter of 2017
Aggregate contract price of new ships																																																			$ 908,600,000	€ 698,400,000
Export credit facility financing as percentage of contract price																																																			80.00%	80.00%

[1]	Genting HK owns their ordinary shares indirectly through Star NCLC Holdings Ltd., a Bermuda wholly-owned subsidiary.
[2]	The Apollo Funds own their ordinary shares indirectly through NCL Investment Ltd., a Bermuda company (2,795,968 ordinary shares) and NCL Investment II Ltd., a Cayman Islands company (5,079,032 ordinary shares).
[3]	The TPG Viking Funds own their ordinary shares through TPG Viking I, L.P., a Cayman Islands exempted limited partnership (1,957,525 ordinary shares), TPG Viking II, L.P., a Cayman Islands exempted limited partnership (576,118 ordinary shares) and TPG Viking AIV-III, L.P., a Delaware limited partnership (91,357 ordinary shares).
[4]	Currently U.S. dollar-denominated.
[5]	Net of unamortized premium of $5.4 million as of December 31, 2012.

Quarterly Selected Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information [Line Items]
Total revenue	$ 644,433	$ 503,171		$ 674,411	$ 583,234	$ 515,430	$ 488,594	$ 666,634	$ 568,586	$ 495,510	$ 1,172,064	$ 1,098,664	$ 2,276,246	$ 2,219,324	$ 2,012,128
Operating income	95,389	49,505		174,138	87,006	46,444	42,339	160,019	76,250	37,504	126,377	133,450	357,093	316,112	230,609
Net income (loss)	$ (8,915)	$ 1,053	[1]	$ 128,188	$ 36,031	$ 3,284	$ (1,941)	$ 107,509	$ 29,224	$ (7,933)	$ (106,415)	$ 39,315	$ 168,556	$ 126,859	$ 22,986
Earnings (loss) per share:
Basic and Diluted		$ 0.01		$ 0.72	$ 0.2	$ 0.02	$ (0.01)	$ 0.6	$ 0.16	$ (0.04)

[1]	Includes a non-recurring share-based compensation charge of $4.5 million related to a former CEO.

Quarterly Selected Financial Data (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
Dec. 31, 2012
Quarterly Financial Information [Line Items]
Non-recurring share-based compensation charge	$ 4.5

Corporate Reorganization - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended
	Jan. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2011
Restructuring Cost and Reserve [Line Items]
Ordinary shares issued in IPO	27,058,824
Ordinary shares, per share	$ 0.001	$ 0.001	$ 0.0012	$ 0.0012	$ 0.001
Percentage of economic interest			2.70%
Contribution to NCLC		$ 460
Norwegian Cruise Line Holdings Ltd.
Restructuring Cost and Reserve [Line Items]
Ownership percentage	100.00%
Percentage of economic interest	97.30%

Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2013 Change Related to Cash Flow Hedges		Jun. 30, 2013 Accumulated Other Comprehensive Income (Loss)	Jun. 30, 2013 Change Related to Shipboard Retirement Plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss) at beginning of year	$ 2,384,293	$ 2,018,784	$ 1,844,463	$ 1,740,526	$ 1,713,040	$ (7,872)		$ (17,619)	$ (9,747)
Current period other comprehensive loss before reclassifications						(28,046)		(28,046)
Amounts reclassified from accumulated other comprehensive income (loss)						(1,971)	[1]	(1,742)	229	[2]
Accumulated other comprehensive income (loss) at end of year	$ 2,384,293	$ 2,018,784	$ 1,844,463	$ 1,740,526	$ 1,713,040	$ (37,889)	[3]	$ (47,407)	$ (9,518)

[1]	Amount reclassified to fuel expense.
[2]	Amortization of prior-service cost and actuarial loss reclassified to payroll and related expense.
[3]	Of the existing amounts related to derivatives designated as cash flow hedges, $5.0 million is expected to be reclassified into earnings in the next 12 months.

Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) (Change Related to Cash Flow Hedges, USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Change Related to Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amount expected to be reclassified into earnings	$ 5

Amounts Recognized Within Assets and Liabilities Based on Right of Offset (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivative [Line Items]
Gross Amounts	$ 7,512	$ 32,989
Gross Amounts Offset	(1,495)	(3,711)
Total Net Amounts	6,017	29,278
Gross Amounts Not Offset		(11,685)
Net Amounts	6,017	17,593
Gross Amounts	31,420	39,486
Gross Amounts Offset	(2,894)	(2,538)
Total Net Amounts	28,526	36,948
Gross Amounts Not Offset	(19,949)	(36,710)
Net Amounts	$ 8,577	$ 238

Effects of Foreign Currency Forward Contracts Which Were Not Designated as Hedging Instruments (Detail) (Not Designated as Hedging Instrument, Fuel Options, USD $)
In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Not Designated as Hedging Instrument | Fuel Options
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in other income (expense)	$ 20	$ 3,218	$ 2,422